As filed with the Securities and Exchange Commission on April 28, 1999
                           Registration Nos. 333-57697
                                  No. 811-08835

     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
      ---------------------------------------------------------------------

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o
                          Pre-Effective Amendment No. o
                         Post-Effective Amendment No. 1
[x]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                                 Amendment No. 2


                              SEPARATE ACCOUNT VA-7
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

  Transamerica Square, 401 North Tryon Street, Charlotte, North Carolina 28202
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:  Copy to:

JAMES W. DEDERER, Esq.                  FREDERICK R. BELLAMY, Esq.
General Counsel and Secretary           Sutherland, Asbill & Brennan LLP
Transamerica Life Insurance             1275 Pennsylvania Avenue, N.W.
and Annuity Company                     Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

Approximate date of proposed public offering: As soon as practicable after effectiveness of the Registration Statement.

                      Title of securities being registered:
                   Flexible premium deferred variable annuity contracts.


         It is proposed that this filing will become effective: o immediately upon filing pursuant to paragraph (b) x on May 1, 1998 pursuant to paragraph (b) o60 days after filing pursuant to paragraph (a)(1) o on _ pursuant to paragraph (a)(1)
         If appropriate, check the following box:
                           o this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                              Prospectus Caption

1.    Cover Page..............................................    Cover Page

2.    Definitions.............................................    Definitions

3.    Synopsis................................................    Summary of this Prospectus; Variable Account Fee Table

4.    Condensed Financial Information.........................    Condensed Financial Information

5.    General
      (a)  Depositor..........................................    Transamerica and the Separate Account
      (b)  Registrant.........................................    Transamerica and the Separate Account
      (c)  Portfolio Company..................................    The Funds
      (d)  Fund Prospectus....................................    The Funds
      (e)  Voting Rights......................................    Voting Rights
      (f)  Administrator.......................................   Charges under the Contracts

6.    Deductions and Expenses
      (a)  General............................................    Charges under the Contracts
      (b)  Sales Load %.......................................    Charges under the Contracts
      (c)  Special Purchase Plan..............................    Not Applicable
      (d)  Commissions........................................    Underwriter
      (e)  Fund Expenses......................................    Charges under the Contracts
      (f)  Operating Expenses.................................    Fee Table

7.    Contracts
      (a)  Persons with Rights................................    Description of the Contracts; Surrender of a Contract;
                                                                  Death Benefits; Voting Rights; Ownership
      (b)  (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
      (c)  Changes............................................    The Funds; Voting Rights

      (d)  Inquiries..........................................    Voting Rights

8.    Annuity Period..........................................    Settlement Payments

9.    Death Benefit...........................................    Death Benefits

10.   Purchase and Contract Value
      (a)  Purchases..........................................    Description of the Contracts
      (b)  Valuation..........................................    Description of the Contracts
      (c)  Daily Calculation..................................    Description of the Contracts
      (d)  Underwriter........................................    Underwriter

11.   Redemptions
      (a)  By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
      (b)  Texas ORP..........................................    Not Applicable
      (c)  Check Delay........................................    Surrender of a Contract
      (d)  Lapse..............................................    Not Applicable
      (e)  Free Look..........................................    Right to Cancel

12.   Taxes................................Federal Tax Matters

13.   Legal Proceedings.......................................    Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information..................................    Table of Contents of the Statement of Additional
                                                                  Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.   Cover Page..............................................    Cover Page

16.   Table of Contents.......................................    Table of Contents

17.   General Information
      and History.............................................    General Information and History

18.   Services
      (a)  Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table; (Prospectus)
                                                                  The Funds
      (b)  Management Contracts...............................    Not Applicable
      (c)  Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                  Reports
           Independent Auditors  .............................    Accountants
      (d)  Assets of Registrant...............................    Not Applicable
      (e)  Affiliated Person..................................    Not Applicable
      (f)  Principal Underwriter..............................    The Underwriter

19.   Purchase of Securities
      Being Offered...........................................    (Prospectus) Description of the Contracts
      Offering Sales Load.....................................    Charges under the Contracts

20.   Underwriters............................................    The Underwriter
21.   Calculation of Performance
      Data ...........Calculation of Yields and Total Returns
22.   Annuity Payments........................................    (Prospectus) Settlement Option Payments
23.   Financial Statements....................................    Financial Statements



                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.   Financial Statements
      and Exhibits
      (a)  Financial Statements...............................    Financial Statements
      (b)  Exhibits...........................................    Exhibits

25.   Directors and Officers of
      the Depositor...........................................    Directors and Officers of the Depositor

26.   Persons Controlled By or Under Common Control
      with the Depositor or Registrant .......................    Persons Controlled By or Under Common Control with the
                                                                  Depositor or Registrant

27.   Number of Contract Owners...............................    Number of Contract Owners

28.   Indemnification.........................................    Indemnification

29.   Principal Underwriters..................................    Principal Underwriter

30.   Location of Accounts
      and Records.............................................    Location of Accounts and Records

31.   Management Services.....................................    Management Services

32.   Undertakings............................................    Undertakings

      Signature Page..........................................    Signature Page


6

                                     PROFILE
                                     of the
                     TRANSAMERICA BOUNTYsm VARIABLE ANNUITY
                                    Issued by
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

                                   May 1, 1999

         This Profile is a summary of some of the more important points that you should know and consider before purchasing the contract. The contract is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.


1. The Contract. The Transamerica Bountysm Variable Annuity is a contract between you and Transamerica Life Insurance and Annuity Company that allows you to invest your purchase payments in your choice of 17 mutual funds portfolios ("portfolios") in the variable account and the general account options. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the general account options. We guarantee the safety of money invested in the general account options. Certain portfolios and general account options may not be available in all states.


The contract is a deferred annuity and it has two phases: the accumulation phase, and the annuitization phase. During the accumulation phase, you can make additional payments on your contract, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulate on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

During the annuitization phase, we will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitants' age and sex.

2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from us. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decrease based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15 or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally, you must invest at least $25,000 to purchase a contract. You can make additional payments of at least $1,000 each ($100 each if made under an automatic payment plan deducted from your bank account). You may cancel your contract during the free look period.

         The Transamerica Bounty Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.


Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:

         Alger American Income & Growth    MFS VIT Research
         Alliance VPF Growth & Income      MSDW UF Fixed Income
         Alliance VPF Premier Growth       MSDW UF High Yield
         Dreyfus VIF Capital Appreciation  MSDW UF International Magnum
         Dreyfus VIF Small Cap             OCC Accumulation Trust Managed
         Janus Aspen Balanced              OCC Accumulation Trust Small Cap
         Janus Aspen Worldwide Growth      Transamerica VIF Growth
         MFS VIT Emerging Growth            Transamerica VIF Money Market
         MFS VIT Growth with Income


You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses. All portfolios may not be available in all states. GENERAL ACCOUNT: You can also allocate payments to the general account options, where Transamerica guarantees the principal invested plus an annual interest rate of at least 3%. The general account options include multi-year guarantee periods.

     5. Expenses. Transamerica makes certain charges and deductions in order to provide the benefits and features available under the contract:


          We do not currently deduct an annual account fee. However, we reserve the right to deduct an account fee in the future of no more than $30 (the fee is waived for account values over $50,000).


          We deduct insurance and administrative charges of 1.40% per year from your average daily value in the variable account.

          If you elect the Guaranteed Minimum Death Benefit Rider, we will deduct a monthly fee equal to 1/12 of 0.20% of the account value.

          If you elect the Guaranteed Minimum Income Benefit Rider with the Guaranteed Minimum Death Benefit Rider, we will deduct a monthly fee equal to 1/12 of 0.40% of the account value.

          The first 18 transfers each year are free (then we will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' manager, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

          There  might  be  premium  tax  charges  ranging  from 0 to 5% of your
         investment   and/or  amounts  you  use  to  purchase  annuity  benefits
         (depending on your state's law).

The following chart shows these charges (not including fees for the optional Riders any transfer fees or premium taxes). These examples assume an average account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or 10 years.
-------------------


                                                          Total           Total                      Total       Total
                                                          Annual         Annual         Total      Expenses    Expenses
                                                        Insurance       Portfolio      Annual      at End of   at End of
Sub-Accounts                                             Charges         Charges       Charges      1 Year     10 Years

--------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                            1.40%           0.70%         2.10%         $21        $243
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth & Income                              1.40%           0.73%         2.13%         $22        $246
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier Growth                               1.40%           1.06%         2.46%         $25        $280
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital Appreciation Growth                   1.40%           0.81%         2.21%         $22        $254
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                                     1.40%           0.77%         2.17%         $22        $250
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                                      1.40%           0.74%         2.14%         $22        $247
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth                              1.40%           0.72%         2.12%         $22        $245
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                                   1.40%           0.85%         2.25%         $23        $258
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth with Income                                1.40%           0.88%         2.28%         $23        $262
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                          1.40%           0.86%         2.26%         $23        $260
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MSDW UF Fixed Income                                      1.40%           0.70%         2.10%         $21        $243
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MSDW UF High Yield                                        1.40%           0.80%         2.20%         $22        $253
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MSDW UF International Magnum                              1.40%           1.15%         2.55%         $26        $289
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Managed                            1.40%           0.82%         2.22%         $23        $255
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small Cap                          1.40%           0.88%         2.28%         $23        $262
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                                   1.40%           0.85%         2.25%         $23        $258
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market                             1.40%           0.60%         2.00%         $20        $233
--------------------------------------------------------------------------------------------------------------------------

The Annual Portfolio Charges above are for the year ended December 31, 1998 and, if applicable, reflect expense reimbursements or fee waivers which reduced operating expenses. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Bounty Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified contracts that are not individuals may be currently taxed on increase in the contract value, whether distributed or not. Qualified contracts are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money out at any time during the accumulation phase. We do not assess withdrawal charges. However, if you withdraw money from a guarantee period prematurely, you may forfeit some of the interest that you earned, but you will always receive the principal you invested plus 3% annual interest. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited.

You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.


8. Past Investment Performance. The value of the money you allocated to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the past investment performance on a year-by-year basis for each sub-account. Some of the performance is for periods since inception of the portfolios but before the sub-accounts began operations. These figures have already been reduced by the insurance charges and the advisory fees and all the expenses of the portfolios. These figures do not include the $30 account fee, the fees for the optional Riders, any transfer fees or premium taxes, which would reduce performance if applied. Past performance is no guarantee of future performance or earnings.


                                  CALENDAR YEAR
------------------------------------------------------------------------
SUB-ACCOUNT                                              1998            1997           1996         1995         1994

---------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                          30.54%          34.38%         18.00%       33.24%       -9.57%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth & Income                            19.20%          26.99%         22.35%       33.96%       -1.83%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier Growth                             45.91%          31.99%         20.98%       42.82%       -4.32%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital Appreciation Growth                 28.30%          26.30%         23.80%       31.65%       1.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                                   -4.79%          15.11%         14.96%       27.57%       6.24%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                                    32.41%          20.39%         14.55%       23.04%       -0.57%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth                            27.12%          20.44%         27.23%       25.59%       0.11%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                                 32.37%          20.12%         15.38%         NA           NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth with Income                              20.62%          27.97%         22.71%         NA           NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                        21.58%          18.65%         20.61%         NA           NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MSDW UF Fixed Income                                    6.39%             NA             NA           NA           NA
---------------------------------------------------------------------------------------------------------------------------
MSDW UF High Yield                                      3.34%             NA             NA           NA           NA
---------------------------------------------------------------------------------------------------------------------------
MSDW UF International Magnum                            7.44%             NA             NA           NA           NA
---------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Managed                          5.63%           20.58%         21.04%       43.52%       1.18%
---------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small Cap                       -10.30%          20.53%         17.05%       13.62%       -2.39%
---------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                                 41.28%          44.45%         26.01%       51.34%       6.12%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market                             NA              NA             NA           NA           NA
---------------------------------------------------------------------------------------------------------------------------






                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1993            1992           1991          1990        1989

---------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                          8.80%            7.12%         21.78%        -1.12%       5.91%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth & Income                            10.13%           6.42%           NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier Growth                             11.05%            NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital Appreciation Growth                   NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                                   65.81%          69.03%         156.10%         NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                                      NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth                              NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                                   NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth with Income                                NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                          NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MSDW UF Fixed Income                                      NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MSDW UF High Yield                                        NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MSDW UF International Magnum                              NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Managed                          8.84%           16.98%         43.94%        -4.98%      30.70%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small Cap                        17.84%          19.79%         46.05%       -11.03%      16.70%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                                 20.99%          12.21%         39.33%       -12.02%      32.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market                             NA              NA             NA            NA          NA
---------------------------------------------------------------------------------------------------------------------------

9. Death Benefit. If you die during the accumulation phase, a death benefit equal to the account value will be paid to your beneficiary.

If the Guaranteed Minimum Death Benefit Rider is elected the death benefit will be as described below. If you die before the annuitization phase and before you turn 85, the death benefit will be the greatest of three amounts: (1) the account value; (2) the sum of all purchase payments less the proportion of withdrawals taken and applicable premium tax charges; or (3) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less the proportion of withdrawals taken and premium tax charges since that contract anniversary. If death occurs after your or your joint owner's 85th birthday, the death benefit will be the greater of two amounts: (1) the account value; or (2) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less the proportion of withdrawals taken and premium tax charges since that contract anniversary.

10.      Other   Information.   The   Transamerica
Bounty Variable Annuity offers other features you might be interested in. Some of these features are as follows:

Free Look. After you get your contract, you have ten days to look it over and decide if it is really right for you (this period may be longer in certain states). If you decide not to keep the contract, you can cancel it during this period by delivering a written notice of cancellation and returning the contract to our Service Center at the address listed in item 11 below. Unless otherwise required by law, we will refund the purchase payments allocated to any general account option (less any withdrawals) plus the value in the variable account as of the date the written notice and the contract are received by our Service Center.

Telephone Transfers. You can generally arrange to transfer money between the investments in your contract by telephone.

Dollar  Cost  Averaging.  You can  instruct  us to
automatically   transfer   money  from  the  money
market sub-account to any of the other variable sub-accounts each month.

Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct us to periodically automatically rebalance the amounts in the sub-accounts on an annual, semi-annual or quarterly basis, by reallocating amounts among them.

Systematic Withdrawal Option. You can arrange to have us send you money automatically each month out of your contract during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax.

Automatic Payout Option. For qualified contracts, certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.


Guaranteed Minimum Death Benefit Rider. The optional Rider, if elected, provides that if you or the joint owner dies, a Guaranteed Minimum Death Benefit will be paid. If death occurs before the owner's 85th birthday, the Guaranteed Minimum Death Benefit is the greatest of: (a) the account value; (b) the sum of all purchase payments, less withdrawals taken and applicable premium tax charges; or
(c) the highest account value on any contract anniversary, plus purchase payments made, less withdrawals taken and premium tax charges since that anniversary. If death occurs after the owner's 85th birthday, the Guaranteed Minimum Death Benefit will be the greatest of: (a) the account value; or (b) the highest account value on any contract anniversary, plus purchase payments made, less withdrawals taken and premium tax charges since that anniversary. Please see the prospectus for a more complete description, including conditions regarding this Rider.

Guaranteed Minimum Income Benefit Rider. The optional Rider may be elected only if the Guaranteed Minimum Death Benefit Rider is also elected. If this Rider is elected, the Guaranteed Minimum Income Benefit, prior to the contract anniversary on which any owner is 85, will be the settlement option which can be purchased with the amount which is the greatest of: (a) the account value; (b) the sum of all purchase payments less withdrawals taken and applicable premium tax charges; or (c) the highest account value on any contract anniversary plus purchase payments made, less taken and premium tax charges since that contract anniversary. The Guaranteed Minimum Income Benefit is different if any owner is 85 years or older. Please see the prospectus for a more complete description, including conditions regarding this Rider.


These features may not be available in all states and may not be suitable for your particular situation.

11. Inquiries. If you need further information or have any questions about the contract, please write or call:

       Transamerica Annuity Service Center
        401 North Tryon Street, Suite 700
         Charlotte, North Carolina 28202
                   800-420-7749

                               PROSPECTUS FOR THE

                  TRANSAMERICA SERIESsm BOUNTY VARIABLE ANNUITY
                  A Flexible Premium Deferred Variable Annuity

                                    Issued By

                           Transamerica Life Insurance
                                       and
                                 Annuity Company


              Offering 17 Sub-Accounts within the Variable Account

                       Designated as Separate Account VA-7

                                 In Addition to:

                                 A Fixed Account

                                                             &

                           A Guarantee Period Account

 This prospectus contains

      This prospectus contains                              Portfolios Associated with Sub-Accounts
     information you should                                    Alger American Income and Growth

     know before investing.                                     Alliance VPF Growth and Income
                                                                  Alliance VPF Premier Growth
      Please keep this prospectus                              Dreyfus VIF Capital Appreciation
     for future reference.                                           Dreyfus VIF Small Cap
                                                                     Janus Aspen Balanced

      You can obtain more information about                      Janus Aspen Worldwide Growth
     the contract by requesting a copy of the                       MFS VIT Emerging Growth
     Statement of  Additional Information                         MFS VIT Growth with Income
     ("SAI") dated May 1, 1999. The SAI is                             MFS VIT Research
     available free by writing to Transamerica                       MSDW UF Fixed Income
     Life Insurance and Annuity Company,                              MSDW UF High Yield
     Annuity Service Center,                                     MSDW UF International Magnum
     401 N. Tryon St., Suite 700,                               OCC Accumulation Trust Managed
     Charlotte, NC 28202 or                                    OCC Accumulation Trust Small Cap
     by calling 800-420-7749.                                       Transamerica VIF Growth
                                                                 Transamerica VIF Money Market
     The current SAI has been filed with the
     Securities and Exchange Commission and is
     incorporated by reference into this
     prospectus. The table of contents of the
     SAI is included at the end of this
     prospectus.


      The SEC's web site is
     http://_Hlt442600725w_Hlt442600725ww.sec.go_Hlt442253592v_Hlt442253592

      Transamerica's web site is
           http://www.transamerica.com

Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
                                   May 1, 1999

                                TABLE OF CONTENTS


SUMMARY.....................................................................................................5
CONDENSED FINANCIAL INFORMATION..............................................................................
TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT...................................14

         Transamerica Life Insurance and Annuity Company...................................................14
         Published Ratings.................................................................................14
         Insurance Marketplace Standards Association.......................................................15
         The Variable Account..............................................................................15
THE PORTFOLIOS.............................................................................................15
THE CONTRACT...............................................................................................21
PURCHASE PAYMENTS..........................................................................................21

         Purchase Payments.................................................................................21
         Allocation of Purchase Payments...................................................................22
         Free Look Option....................................................................................
         Investment Option Limit...........................................................................22

ACCOUNT VALUE..............................................................................................23
         How Variable Accumulation Units Are Valued........................................................23
TRANSFERS..................................................................................................23
         Before the Annuity Date...........................................................................23
         Other Restrictions................................................................................24
         Telephone Transfers...............................................................................24
         Dollar Cost Averaging.............................................................................24
         Eligibility Requirement for Dollar Cost Averaging ................................................25
         Automatic Asset Rebalancing.......................................................................25
         After the Annuity Date............................................................................26
CASH WITHDRAWALS...........................................................................................26
         Systematic Withdrawal Option......................................................................27
         Automatic Payment Option (APO)....................................................................27
DEATH BENEFIT..............................................................................................28
         Payment of Death Benefit..........................................................................28
         Designation of Beneficiaries......................................................................29
         Death of Owner or Joint Owner Before Annuity Date.................................................29
         If Annuitant Dies Before Annuity Date.............................................................30
         Death After Annuity Date..........................................................................30
         Survival Provision................................................................................30

CHARGES, FEES AND DEDUCTIONS...............................................................................30
         Administrative Charges............................................................................30
         Mortality and Expense Risk Charge.................................................................31
         Guaranteed Minimum Death Benefit Rider............................................................31
         Guaranteed Minimum Income Benefit Rider...........................................................31
         Premium Tax Charges...............................................................................31
         Transfer Fee......................................................................................31
         Option and Service Fees...........................................................................31
         Taxes.............................................................................................32
         Portfolio Expenses................................................................................32
         Interest Adjustment...............................................................................32
         Sales in Special Situations.......................................................................32
DISTRIBUTION OF THE CONTRACT.................................................................................
SETTLEMENT OPTION PAYMENTS.................................................................................32

         Annuity Date......................................................................................33
         Annuity Amount....................................................................................33
         Guaranteed Minimum Income Benefit Rider...........................................................33
         Settlement Option Payments........................................................................33
         Election of Settlement Option Forms and Payment Options...........................................34
         Payment Options...................................................................................34
         Fixed Payment Option..............................................................................34
         Variable Payment Option...........................................................................34
         Settlement Option Forms...........................................................................34
FEDERAL TAX MATTERS........................................................................................36
         Introduction......................................................................................36
         Purchase Payments.................................................................................36
         Taxation of Annuities.............................................................................37
         Qualified Contracts...............................................................................39
         Taxation of Transamerica .........................................................................41
         Tax Status of Contract............................................................................41
         Possible Changes in Taxation......................................................................42
         Other Tax Consequences............................................................................42

PERFORMANCE DATA...........................................................................................42
YEAR 2000 ISSUE............................................................................................44
LEGAL PROCEEDINGS..........................................................................................44
LEGAL MATTERS..............................................................................................44
ACCOUNTANTS AND FINANCIAL STATEMENTS.......................................................................45
VOTING RIGHTS..............................................................................................45
AVAILABLE INFORMATION......................................................................................45
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS....................................................46
APPENDIX A.................................................................................................47

         The General Account Options.......................................................................47
         The Multi-Year Guarantee Period Options...........................................................47
APPENDIX B.................................................................................................49
         Example of Variable Accumulation Unit Value Calculations..........................................49
         Example of Variable Annuity Unit Value Calculations...............................................49
         Example of Variable Annuity Payment Calculations..................................................49

APPENDIX C.................................................................................................50
         Condensed Financial Information...................................................................64
APPENDIX D.................................................................................................63
         Definitions.......................................................................................63
APPENDIX E.................................................................................................64
         Disclosure Statement for Individual Retirement Annuities..........................................50



9
SUMMARY

The Contract

The Transamerica Seriessm Transamerica Bountysm Variable Annuity is a flexible purchase payment deferred annuity. It is designed to aid:

      your long-term financial planning needs; and

      your long-term retirement needs

The contract may be used in connection with a retirement plan which qualifies as:

      a retirement program under Sections 403(b), 408 or 408A of the Code;

      with various types of qualified pension and profit sharing plans under
     Section 401 of the Code; or

      with non-qualified plans.

Some qualified contracts may not be available in all states or in all situations.

The contract is issued by Transamerica Life Insurance and Annuity Company, an indirect wholly-owned subsidiary of Transamerica Corporation.

The principal office for Transamerica Life Insurance and Annuity Company is:

                             401 North Tryon Street
                            Charlotte, North Carolina
                                      28202

We will issue the contract as:

      a certificate under a group annuity contract in some states; and

      as an individual annuity contract in other states.

The term contract as used in this prospectus refers to either:

      the individual annuity contract; or

      to a certificate issued under a group annuity contract.
The terms owner and you refer to:

      the owner or owners of the individual contract; or

      the owner or owners of the certificate.

We will establish and maintain an account for each contract. Each owner will receive either:

      an individual annuity contract; or

      a certificate evidencing the owner's coverage under a group annuity contract.

The contract provides that the account value, after certain adjustments, will be applied to a settlement option on a future date you select. This date will be the annuity date.

You may allocate all or portions of your purchase payments to:

      one or more variable sub-accounts; or

      the general account options.

Sub-Account Values Will Vary According to Investment Experience. The account value before the annuity date, except for amounts in the general account options, will vary depending on the investment experience of each of the variable sub-accounts selected by you as the owner. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the contract for amounts allocated to the variable account.

There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

The initial purchase payment for each contract must be at least $25,000. Generally each additional purchase payment must be at least $1,000, unless an automatic purchase payment plan is selected. See Purchase Payments on page 21.

The Variable Account

The variable account is a separate account, designated Separate Account VA-7, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:

Alger American Income & Growth Alliance VPF Growth & Income Alliance VPF Premier Growth Dreyfus VIF Capital Appreciation Dreyfus VIF Small Cap Janus Aspen Balanced Janus Aspen Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth with Income MFS VIT Research MSDW UF Fixed Income MSDW UF High Yield MSDW UF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap Transamerica VIF Growth Transamerica VIF Money Market

The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see Charges, Fees and Deductions on page 30, The Portfolios on page 15, and the accompanying portfolio pro-spectuses.

a mortality and expense risk charge of 1.25% annually of the assets in the variable account; and an administrative expense charge of 0.15% annually of these assets. The administrative expense charge may change, but we guarantee it won't exceed a maximum effective annual rate of0.35%. We deduct an account fee of currently $30 at the end of each contract year and upon surrender. Variable Account Fee Table

The purpose of this table is to assist you in understanding the various costs and expenses that you, as the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire account value is in the variable account. You should consider the information below together with the narrative provided under the heading Charges, Fees and Deductions on page 30 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.

557

                                   Sales Load


           Sales Load Imposed on Purchase Payments                            0%

           Maximum Contingent Deferred Sales Load                             0%


                                             Contract Expenses


           Transfer Fee, first 18 per contract year(1)                       0
           Fees For Other Services and Options(2)                            0
           Account Fee(3)                                                    0
           Riders, if elected(4)

                GMDB                                                         0.20%
                GMDB & GMIB                                                  0.40%



                                    Variable Account Annual Expenses(5)
                             as a percentage of the variable accumulated value
           Mortality and Expense Risk Charge                                 1.25%
           Administrative Expense Charge(6)                                  0.15%
           Total Variable Account Annual Expenses                            1.40%

                               Portfolio Expenses

   as a percentage of assets after fee waiver and/or expense reimbursement(7)

                                                                                                 Total
                                                              Management         Other         Portfolio
         Portfolio                                               Fees           Expenses         Annual
                                                                                                Expenses

         Alger American Income & Growth                         0.625%           0.075%          0.70%
         Alliance VPF Growth & Income                           0.63%            0.10%           0.73%
         Alliance VPF Premier Growth                            0.97%            0.09%           1.06%
         Dreyfus VIF Capital Appreciation                       0.75%            0.06%           0.81%
         Dreyfus VIF Small Cap                                  0.75%            0.02%           0.77%
         Janus Aspen Balanced                                   0.72%            0.02%           0.74%
         Janus Aspen Worldwide Growth                           0.65%            0.07%           0.72%
         MFS VIT Emerging Growth                                0.75%            0.10%           0.85%
         MFS VIT Growth with Income                             0.75%            0.13%           0.88%
         MFS VIT Research                                       0.75%            0.11%           0.86%
         MSDW UF Fixed Income                                   0.06%            0.64%           0.70%
         MSDW UF High Yield                                     0.15%            0.65%           0.80%
         MSDW UF International Magnum                           0.15%            1.00%           1.15%
         OCC Accumulation Trust Managed                         0.78%            0.04%           0.82%
         OCC Accumulation Trust Small Cap                       0.15%            0.08%           0.88%
         Transamerica VIF Growth                                0.64%            0.21%           0.85%
         Transamerica VIF Money Market                          0.35%            0.25%           0.60%


Expense information regarding the portfolios has been provided by the portfolios. In preparing the tables above and below and the examples that follow, we have relied on the figures provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1998. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

1. A transfer fee of $10 will be imposed for each transfer in excess of 18 in a contract year.

2. We currently do not impose fees for any other services, or options. However, we reserve the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.


The currentWe reserve the right to impose an account fee of up to $30 per contract year. This fee will be waived for account values over $50,000.


4. If the owner elects a Rider, the rider fee will be deducted at the rate of 1/12 of the annual fee at the end of each contract month based on the account value at that time. Note: The GMIB Rider can only be elected together with the GMDB Rider.

5. The variable account annual expenses do not apply to the general account options.

6. The current annual administrative expense charge of 0.15% may be increased to, but no more than 0.35%.

7. From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1998. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 1999. Without such waivers or reimbursements, the annual expenses for 1998 for certain portfolios would have been, as a percentage of assets, as follows:

                                                       Management         Other        Total Portfolio
                                                           Fee           Expenses      Annual Expense

       Alliance VPF Premier Growth                        1.00             0.09             1.09
       Janus Aspen Worldwide Growth                       0.67             0.07             0.74
       MSDW UF Fixed Income                               0.40             0.64             1.04
       MSDW UF High Yield                                 0.50             0.65             1.15
       MSDW UF International Magnum                       0.80             1.00             1.80
       Transamerica VIF Growth                            0.75             0.21             0.96
       Transamerica VIF Money Market                      0.35             2.68             3.03

There were no fee waivers or expense reimbursements during 1998 for the Alger American Income and Growth Portfolio, Alliance VPF Growth and Income Portfolio, Dreyfus VIF Capital Appreciation Portfolio, Dreyfus VIF Small Cap Portfolio, Janus Aspen Balanced Portfolio, MFS VIT Emerging Growth Portfolio, MFS VIT Growth with Income Portfolio, MFS VIT Research Portfolio, OCC Accumulation Trust Managed Portfolio or OCC Accumulation Trust Small Cap Portfolio.


Examples

The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

These examples assume an average account value of $50,000 and, therefore, no deduction has been made to reflect the $30 account fee. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed.
Premium tax charges may be applicable. See Premium Tax Charges on page 31.

Example 1 shows expenses for contracts without the optional Riders based on fee waivers and reimbursements for the portfolios for 1998. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. Since there is no sales load, the expenses are the same whether or not the owner annuitizes or surrenders the contract at the end of the applicable time period.


Example 1:

                                            -------------------------------------------------------------
                                               1 Year         3 Years        5 Years        10 Years
                                            -------------------------------------------------------------
      --------------------------------------
      Alger American Income & Growth             $21            $66            $113           $243
      Alliance VPF Growth & Income               $22            $67            $114           $246
      Alliance VPF Premier Growth                $25            $77            $131           $280
      Dreyfus  VIF   Capital   Appreciation      $22            $69            $118           $254
      Growth
      Dreyfus VIF Small Cap                      $22            $68            $116           $250
      Janus Aspen Balanced                       $22            $67            $115           $247
      Janus Aspen Worldwide Growth               $22            $66            $114           $245
      MFS Emerging Growth                        $23            $70            $120           $258
      MFS Growth & Income                        $23            $71            $122           $262
      MFS Research                               $23            $71            $121           $260
      MSDW UF Fixed Income                       $21            $66            $113           $243
      MSDW UF High Yield                         $22            $69            $118           $253
      MSDW UF International Magnum               $26            $79            $136           $289
      OCC Accumulation Trust Managed             $23            $69            $119           $255
      OCC Accumulation Trust Small Cap           $23            $71            $122           $262
      Transamerica VIF Growth                    $23            $70            $120           $258
      Transamerica VIF Money Market              $20            $63            $108           $233
      ---------------------------------------------------------------------------------------------------

      Example 2: Example 2 shows  expenses for contracts  with the optional GMDB
      Rider based on fee waivers and reimbursements for the portfolios for 1998.
      There is no guarantee that any fee waivers or expense reimbursements will continue in the future. Since there is no sales load, the expenses are the same whether or not the owner annuitizes or surrenders the contract at the end of the applicable time period.

                                            -----------------------------------------------------------
                                               1 Year       3 Years        5 Years        10 Years
                                            -----------------------------------------------------------
      --------------------------------------
      Alger American Income & Growth             $23          $72           $123            $264
      Alliance VPF Growth & Income               $24          $73           $125            $267
      Alliance VPF Premier Growth                $27          $83           $141            $299
      Dreyfus  VIF   Capital   Appreciation      $24          $75           $129            $275
      Growth
      Dreyfus VIF Small Cap                      $24          $74           $127            $271
      Janus Aspen Balanced                       $24          $73           $125            $268
      Janus Aspen Worldwide Growth               $24          $72           $124            $266
      MFS Emerging Growth                        $25          $76           $131            $279
      MFS Growth & Income                        $25          $77           $132            $282
      MFS Research                               $25          $77           $131            $280
      MSDW UF Fixed Income                       $23          $72           $123            $264
      MSDW UF High Yield                         $24          $75           $128            $274
      MSDW UF International Magnum               $28          $85           $145            $308
      OCC Accumulation Trust Managed             $25          $75           $129            $276
      OCC Accumulation Trust Small Cap           $25          $77           $132            $282
      Transamerica VIF Growth                    $25          $76           $131            $279
      Transamerica VIF Money Market              $22          $69           $118            $253
      -------------------------------------------------------------------------------------------------





      Example 3: Example 3 shows  expenses for contracts  with the optional GMDB
      Rider and GMIB Rider based on fee waivers and reimbursements for the portfolios for 1998. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. Since there is no sales load, the expenses are the same whether or not the owner annuitizes or surrenders the contract at the end of the applicable time period.

                                            -----------------------------------------------------------
                                               1 Year       3 Years        5 Years        10 Years
                                            -----------------------------------------------------------
      --------------------------------------
      Alger American Income & Growth             $25          $78           $133            $284
      Alliance VPF Growth & Income               $26          $79           $135            $287
      Alliance VPF Premier Growth                $29          $89           $151            $319
      Dreyfus  VIF   Capital   Appreciation      $26          $81           $139            $294
      Growth
      Dreyfus VIF Small Cap                      $26          $80           $137            $290
      Janus Aspen Balanced                       $26          $79           $135            $288
      Janus Aspen Worldwide Growth               $26          $78           $134            $286
      MFS Emerging Growth                        $27          $82           $141            $298
      MFS Growth & Income                        $27          $83           $142            $301
      MFS Research                               $27          $83           $141            $299
      MSDW UF Fixed Income                       $25          $78           $133            $284
      MSDW UF High Yield                         $26          $81           $138            $293
      MSDW UF International Magnum               $30          $91           $155            $327
      OCC Accumulation Trust Managed             $27          $81           $139            $295
      OCC Accumulation Trust Small Cap           $27          $83           $142            $301
      Transamerica VIF Growth                    $27          $82           $141            $298
      Transamerica VIF Money Market              $24          $75           $128            $274
      -------------------------------------------------------------------------------------------------

      These   examples    should   not   be
      considered  representations  of  past
      or future  expenses.  Actual expenses
      paid  may be  greater  or  less  than
      those    shown,    subject   to   the
      guarantees  in  the   contract.   The
      assumed  5% annual  rate of return is
      hypothetical   and   should   not  be
      considered a  representation  of past
      or future annual  returns,  which may
      be greater or less than this  assumed
      rate.
      -------------------------------------

      General Account Options

      The multi-year guarantee period options provide specified rates of interest for specified terms of currently, three, five and seven years. These rates are subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.

      The   multi-year   guarantee   period
      options may not be  available  in all
      states.  Refer  to the  contract  for
      limitations.

      Investment Options Limit

      Currently, you may not elect more than a total of 18 investment options over the life of the contract. Investment options include variable sub-accounts and general account options.



      Transfers Before the Annuity Date

      Before the annuity date, you may transfer values between the variable sub-accounts and the general account options. For transfers after the annuity date, see After the Annuity Date on page 26.

      Transfers out of a guarantee period before the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate.

      We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same contract year.

      Withdrawals

      You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value less any account fee, interest adjustment and premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000.

      We   may   delay   payment   of   any
      withdrawal  from the general  account
      options for up to six months.

      Withdrawals  may be taxable,  subject
      to  withholding  and a  penalty  tax.
      Withdrawals from qualified  contracts
      may    be     subject    to    severe
      restrictions    and,    in    certain
      circumstances,     prohibited.    See
      Federal Tax Matters on page 36.

      Other Charges and Deductions

      We deduct:

            a mortality  and  expense  risk
           charge of 1.25%  annually of the
           assets in the variable  account;
           and

            an    administrative    expense
           charge  of  0.15%   annually  of
           these        assets.         The
           administrative   expense  charge
           may change,  but we guarantee it
           won't     exceed    a    maximum
           effective annual rate of 0.35%.

      We do not currently deduct an account fee. However, we reserve the right to deduct an account fee no more than $30 at the end of each contract year.

      After the annuity date, we will deduct the annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.

      For each  transfer  in  excess  of 18
      during  a  contract   year,  we  will
      impose  a  transfer  fee of $10.  See
      Transfer Fee on page 31.

      We do not currently deduct charges for premium taxes, including retaliatory premium taxes, except for annuitizations. But we could impose such charges in some jurisdictions. Depending on the applicability of such taxes, we could deduct the charges from purchase payments, from amounts withdrawn, and/or upon annuitization. See Premium Tax Charges on page 31.

      In addition, amounts withdrawn or transferred out of a multi-year guarantee period option before the end of its term may be subject to an interest adjustment.

      Guaranteed Minimum Death Benefit/ Guaranteed Minimum Income Benefit Riders. If you elect the Guaranteed Minimum Death Benefit (GMDB) Rider or both the GMDB and the Guaranteed Minimum Income Benefit (GMIB) Riders, we will deduct the appropriate annual fee at the end of each contract month a the rate of 1/12 times the annual fee times the account value. The annual fee for the GMDB is 0.20% of the account value. The annual fee for both the GMDB/GMIB Riders is 0.40% of the account value. You may elect the GMIB Rider only if you also elect the GMDB Rider. These riders must be elected before the contract effective date and cannot be reinstated if cancelled. These Riders are not available in all states.

      Currently, we do not deduct fees for any other services or options under the contract. However, we reserve the right to impose fees to cover processing for certain services and options in the future. This may include dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.


      Settlement Option Payments

      Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last. The annuity date may never be later than an annuitant's 100th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

      Four    settlement     options    are
      available under the contract:

      1.    life annuity;

      2.    life and contingent annuity;

      3.    life    annuity   with   period
           certain; or

      4. joint and survivor annuity.

                        7 If the GMIB Rider is elected, a minimum income benefit is also available. See Guaranteed Minimum Income Benefit Rider on page 33.

       life annuity; life and contingent annuity; life annuity with period certain; or joint and survivor annuity.
      Death of Owner Before Annuity Date


      If you, as the owner, or the joint owner, die before the annuity date, the death benefit will be the account value.


      If you elected the GMDB Rider, and you or the joint owner die before the annuity date and before you or a joint owner turn 85, the death benefit will be the greatest of three amounts:

      1.    the account value;

      2.   the  sum  of  all  purchase   payments  less  withdrawals  taken  and
           applicable premium tax charges; or

      3.    the  highest  account  value on
           any contract  anniversary  prior
           to the  earlier  of  your or the
           joint  owner's  85th   birthday,
           plus   purchasepayments    made,
           less   withdrawals   taken   and
           premium tax  charges  since that
           contract anniversary.

      If you elected the GMDB Rider, and you or the joint owner die before the annuity date and after your or the joint owner's 85th birthday, the death benefit will be the greater of two amounts:

      1.    the account value; or

      2.    the  highest  account  value on
           any contract  anniversary  prior
           to the  earlier  of  your or the
           joint  owner's  85th   birthday,
           plus  purchase   payments  made,
           less   withdrawals   taken   and
           premium tax  charges  since that
           contract anniversary.

      The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment, but if no settlement method is elected the death benefit will be distributed within five years after the owner's death. The death benefit may be paid as either a lump sum or as a settlement option. Amounts in the multi-year guarantee period options will not be subject to interest adjustments in calculating the death benefit. If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

      Federal Income Tax Consequences

      An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs. Taxable events, for example, would occur with a withdrawal or settlement option payment, or as the result of a pledge, loan, or assignment of a contract. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions. See Federal Tax Matters on page 36.

      Right to Cancel

      As the owner, you have the right to examine the contract for a limited period, known as a "free look period." You may cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to our Service Center. You must return the contract before midnight of the tenth day after receipt of the contract, or longer in some situations or if required by state law. Notice given by mail and the return of the contract by mail will be effective on the date received by us. Unless otherwise required by law, we will refund the purchase payments allocated to any general account option, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your contract are received by us. See Purchase Payments on page 21.

      Questions

      We will answer your questions about procedures or the contract if you write to:

        The Transamerica Annuity Service
                     Center
                 P.O. Box 31848
            Charlotte, North Carolina
                   28231-1848
         Or call us at: 1- 800-258-4260
      All inquiries should include the contract number and the owner's name.

      Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. With respect to qualified contracts, the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions. These limits or restrictions may be on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. See Federal Tax Matters on page 36.


      CONDENSED FINANCIAL INFORMATION

      You will find condensed financial information on the variable account in Appendix C on page __. You will find the full financial statements and report of independent auditors for the variable account in the Statement of Additional information.






      TRANSAMERICA   LIFE   INSURANCE   AND
      ANNUITY COMPANY
      AND THE VARIABLE ACCOUNT

      Transamerica   Life   Insurance   and
      Annuity Company

      Transamerica Life Insurance and Annuity Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California in 1966. The Company moved to North Carolina in 1994. It is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

      On February 18, 1999, Transamerica Corporation announced that it had signed a merger agreement with AEGON N.V., one of the world's leading international insurance groups, providing for AEGON's acquisition of all of Transamerica's outstanding common stock for a combination of cash and AEGON stock worth $9.7 billion. The closing of the transaction is expected to occur during the summer of 1999.

      Transamerica  Corporation  indirectly
      owns     the     issuing     company,
      Transamerica   Life   Insurance   and
      Annuity Company.



      Published Ratings

      Transamerica may from time to time publish its ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica. These ratings should not be considered as bearing on the investment performance of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

      In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined Transamerica is prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the general account options of this contract. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

      Insurance Marketplace Standards
      Association

      In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

      As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

      The Variable Account

      Separate Account VA-7 of Transamerica, also referred to as the variable account was established by Transamerica as a separate account under the laws of the State of North Carolina following June 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, hereafter referred to simply as the Commission under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

      The assets of the variable account are owned by Transamerica, but they are held separately from the other assets of Transamerica. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

      Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

      The variable  account  currently  has 17 variable  sub-accounts  available under the contract, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

      THE PORTFOLIOS

      Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.

      The Income and Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100% of its available capital, and it is a fundamental policy of the portfolio to invest at least 65% of its total assets in dividend paying equity securities. Alger Management will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements. It may invest up to 100% of its assets in these same instruments during temporary defensive periods.


      Adviser: Fred Alger Management,  Inc.
      Management Fee: 0.625%.


      The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio managers will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.

      Adviser:  Alliance Capital Management
      L.P.
      Management Fee: 0.63%.

      The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in the equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. Equity investments will be of a limited number of large, carefully selected, high-quality U.S. companies. In the Adviser's judgement, the companies chosen will be those which are likely to achieve superior earnings growth. Approximately 25 companies believed by the Adviser to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S.
      companies.

      Adviser:  Alliance  Capital  Management
      L.P.
      Management Fee: 1.00%.

      The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio seeking long-term capital growth and preservation of principal. Current income is a secondary investment objective. During periods of strong market momentum, the portfolio will invest aggressively to increase its holdings in: common stocks of foreign and domestic issuers, common stocks with warrants attached and debt securities of foreign governments. Generally, the portfolio will invest in large cap companies, defined as those with market capitalizations exceeding $500 million. These companies will also be selected on the basis of their potential to achieve predictable, above average earnings growth.

      Adviser:   The  Dreyfus  Corporation.
      Sub-Adviser:   Fayez  Sarofim  &  Co.
      Management Fee: 0.75%.

      The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation by investing principally in common stocks of domestic and foreign issuers. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase. Each company selected for this portfolio will be characterized by its new or innovative products or services or processes which are expected to propel growth in future earnings.

      Adviser:   The  Dreyfus  Corporation.
      Management Fee: 0.75%.



      The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. The balance of its holdings is invested in securities selected primarily for their capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.


      Adviser:  Janus Capital  Corporation.
      Management  Fee:  0.72% of the  first
      $300  million  plus 0.70% of the next
      $200   million   plus  0.65%  of  the
      assets over $500 million.

      The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

      Adviser:  Janus Capital  Corporation.
      Management  Fee:  0.67% of the  first
      $300  million  plus 0.70% of the next
      $200   million   plus  0.65%  of  the
      assets over $500 million.

      The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The investment policy provides for investing at least 80% of the trust's assets in common stocks during normal market circumstances. Companies that the Adviser selects for inclusion are those which are thought to be capable of becoming major enterprises. These emerging growth companies will be characterized chiefly by their superior growth potential. While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as: fixed income securities which may be unrated, convertible securities and warrants. The Adviser will use this strategy when the values of these securities warrant such purchases. Attractive prices or certain economic environments may provide strategic opportunities for such purchases. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" and commonly known as junk bonds. It may also invest in comparable unrated securities. The Adviser will purchase these types of securities when they present an opportunity for greater appreciation then investment grade securities, and the risk factors are comparable to those of investment grade securities. Under normal market conditions the portfolio will invest not more than 5% of its nets assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% of its net assets in foreign securities, including emerging market securities and Brady Bonds, which are not traded on a U.S. exchange. Generally, however, it expects to invest not more than 15% of its net assets in these securities.

      Adviser:    Massachusetts   Financial
      Services
      Company. Management Fee: 0.75%.

      The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common and preferred stocks, bonds, warrants or rights that are convertible into stocks, and depository receipts. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with the investment objective and policies described above, the portfolio may also invest up to 75% of its net assets in foreign securities, including emerging market securities and Brady Bonds, which are not traded on a U.S. exchange. Generally, however, it expects to invest no more than 15% of its net assets in these securities.

      Adviser:    Massachusetts   Financial
      Services  Company.   Management  Fee:
      0.75%.

      The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. It will invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common and preferred stocks, bonds, warrants or rights that are convertible into stocks, and depository receipts. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks that are purchased for their income production capability rather than for growth. Such securities may also offer some growth opportunity in addition to income. The Adviser selects both growth stocks and income issues on the basis that they are issued by innovative, well-managed companies which demonstrate the capability for better than average growth. The portfolio's non-convertible debt investments, if any, may consist of investment grade securities. No more than 10% of the portfolio's net assets will consist of securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities, commonly know as junk bonds. Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities, including emerging market securities, which are not traded on a U.S. exchange.

      Adviser:    Massachusetts   Financial
      Services  Company.   Management  Fee:
      0.75%.

      The Fixed Income Portfolio of the MSDW Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agency bonds, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

      Adviser:  Miller Anderson & Sherrerd,
      LLP.  Management  Fee:  0.40%  of the
      first $500  million plus 0.35% of the
      next $500  million  plus 0.30% of the
      assets over $1 billion.


      The High Yield Portfolio of the MSDW Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities of U. S. and foreign issuers, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

      Adviser:  Miller Anderson & Sherrerd,
      LLP.  Management  Fee: 0.50% of first
      $500  million plus 0.45% of next $500
      million  plus  0.40%  of  the  assets
      over $1 billion.


      The International Magnum Portfolio of the MSDW Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries such as those of Europe, Australia and the Far East. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

      Adviser:  MSDW Investment  Management
      Inc.  Management  Fee:  0.80%  of the
      first $500  million plus 0.75% of the
      next $500  million  plus 0.70% of the

      assets over $1 billion.

      The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt. The portfolio will also invest in high quality short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depository receipts.


      Adviser:  OpCap Advisers.  Management
      Fee:  0.80%  of  first  $400  million
      plus 0.75% of next $400  million plus
      0.70%  of  the   assets   over   $800

      million.

      The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must listed on a domestic or foreign securities exchange or be represented by American depository receipts.


      Adviser:  OpCap Advisers.  Management
      Fee:  0.15% of the first $400 million
      plus  0.75% of the next $400  million
      plus   0.70%  of  assets   over  $800

      million.

      The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth through investment in common stocks of listed and over the counter issues. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions dictate otherwise, the manager tries to keep the Portfolio fully invested in equity securities. attempting to enter and exit the market at strategic times is not a commonly used strategy for this portfolio. However, when in the judgment of the Sub-Adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.

      Adviser:    Transamerica   Occidental
      Life Insurance Company.  Sub-Adviser:
      Transamerica   Investment   Services,
      Inc. Management Fee: 0.75%.

      The  Money  Market  Portfolio  of the
      Transamerica    Variable    Insurance
      Fund,   Inc.,   seeks   to   maximize
      current   income  from  money  market
      securities  consistent with liquidity
      and the  preservation  of  principal.
      The  portfolio  invests  primarily in
      high        quality       U.       S.
      dollar-denominated    money    market
      instruments       with      remaining
      maturities  of  13  months  or  less.
      These include:  obligations issued or
      guaranteed  by the U. S. and  foreign
      governments  and their  agencies  and
      instrumentalities;  obligations of U.
      S.  and  foreign   banks,   or  their
      foreign  branches,  and U. S. savings
      banks;      short-term      corporate
      obligations,   including   commercial
      paper,   notes   and   bonds;   other
      short-term  debt   obligations   with
      remaining  maturities  of 397 days or
      less;   and   repurchase   agreements
      involving   any  of  the   securities
      mentioned  above.  The  portfolio may
      also   purchase   other   marketable,
      non-convertible     corporate    debt
      securities  of U. S.  issuers.  These
      investments       include      bonds,
      debentures,       floating       rate
      obligations,    and    issues    with
      optional maturities.

      Adviser:    Transamerica   Occidental
      Life Insurance Company.  Sub-Adviser:
      Transamerica   Investment   Services,
      Inc. Management Fee: 0.35%.

      Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.


      An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, *including possible loss of principal.


      Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

      You can find additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges in the current prospectuses for the portfolios which accompany this prospectus.


      Read the prospectuses of the portfolios which interest you carefully before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.


      Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

      Addition, Deletion, or Substitution

      Transamerica does not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under this contract or any of the portfolios will always be available to you for investment purposes. We retain the right to make changes in the variable account and in its investments.

      Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts. Nor does it prevent the variable account from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

      We reserve the right to create new variable sub-accounts for the contracts when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

      In the event of any substitution or change, we may make the changes in the contract that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be de-registered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

      THE CONTRACT

      The contract is a flexible purchase payment deferred variable annuity contract. Other variable contracts are also available from Transamerica. The rights and benefits of this contract are described below. They will also be described in the individual contract or in the certificate and group contract. However, we reserve the right to modify the individual contract and the group contract and its underlying certificates if required by law. We also reserve the right to give the owner the benefit of any federal or state statute, rule or regulation. The obligations under the contract are obligations of Transamerica. The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows:

      1. rollover and contributory individual retirement annuities, also referred to as IRAs under Code Sections 408(a) and 408(b);

      2.    conversion,     rollover    and
           contributory   Roth  IRAs  under
           Code Section 408A;

      3. simplified employee pension plans, also referred to as SEP/IRAs, that qualify for special federal income tax treatment under Code Section 408(k);

      4.    rollover  Code  Section  403(b)
           annuities,  including  Rev. Rul.
           90-24    transfers,    with   no
           additional premiums; and

      5. qualified pension and profit sharing plans intended to qualify under Code Section 401.

      Generally,     qualified    contracts
      contain      certain      restrictive
      provisions  limiting  the  timing and
      amount of purchase  payments  to, and
      distributions   from,  the  qualified
      contract.

      Ownership

      As the owner, you are entitled to the rights granted by the contract. If you die, your rights belong to the joint owner, if any, and then to your beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

      For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

      If the owner is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts.

      For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various admini-strative rules described below will apply separately to each contract, unless otherwise noted.

      Purchase Payments

      All purchase payments must be paid to our Service Center. A confirmation will be issued to you, as the owner, upon the acceptance of each purchase payment.

      The initial purchase payment must be at least $25,000.

      Your contract will be issued and your initial purchase payment generally will be credited within two business days after the receipt of sufficient information to issue a contract and the initial purchase payment at our Service Center. For us to issue you a contract, you must provide sufficient information in a form acceptable to us. We reserve the right to reject any purchase payment or request for issuance of a contract. Normally we will not issue contracts to owners, joint owners, or annuitants more than 90 years old. Nor will we normally accept purchase payments after any owners', or annuitants' if non-individual owner, 91st birthday. In our discretion we may waive these restrictions in appropriate cases.

      If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial purchase payment within five business days. If you consent to us retaining the initial purchase payment we will credit it to the variable sub-account of your choice as soon as the requirements are fulfilled.

      You may make additional purchase payments at any time before the annuity date. They must be at least $1,000 each, or at least $100 if made through an automatic purchase payment plan. If you elect to use this option, additional purchase payments will be automatically deducted from your bank account and allocated to the contract. In addition, minimum allocation amounts apply. See Allocation of Purchase Payments on page 22. Additional purchase payments are credited to the contract as of the date we receive payment from you. Total purchase payments for any contract may not exceed $1,000,000 without our prior approval.

      In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

      Allocation of Purchase Payments

      You specify how purchase payments will be allocated under the contract. You may allocate purchase payments among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and $1,000 to each multi-year guarantee period. We may waive this minimum allocation amount under certain options and circumstances.

      Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. You may change the allocation percentages for additional purchase payments at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first purchase payment we receive which accompanies your request. If we receive your request separately, all purchase payments arriving after it will be subject to its terms. Your request will continue in effect until you change it again.


      Free Look Option

      If you exercise the free look option, unless otherwise required by law, we will refund:


       the purchase payment; or
       the greater of the purchase  payment

           allocated    to   any    general
           account   option,    minus   any
           withdrawals; plus

      2. the variable accumulated value as of the date your written notice to cancel and your contract are received by us.

      In certain jurisdictions, under certain conditions, we are legally required to return either:

      1.    the  purchase  payments,  minus
           any withdrawals; or

      2. the greater of purchase payments minus any withdrawals, or the account value.


      Any initial allocation you make to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your requested allocation. This transfer will not count against the 18 transfers allowed free of charge during the first contract year.

      Investment Option Limit


      Currently, you may not allocate monies to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account and each duration of a guarantee period under the multi-year guarantee period options that ever received a transfer or purchase payment allocation counts as one towards this total of eighteen limit. We may waive this limit in the future.


      For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would still count as one transfer for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

      ACCOUNT VALUE

      Before the annuity date, the account value is equal to:

      a)    the  general   account  options
           accumulated value; plus

      b)    the variable accumulated value.

      The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

      How Variable  Accumulation  Units Are
      Valued

      Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of:

      a)    the       date       sufficient
           information,  in  an  acceptable
           manner and form,  is received at
           our Service Center; or

      b)    the  date  our  Service  Center
           receives  the  initial  purchase
           payment.

      In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

      The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

      Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

      TRANSFERS

      Before the Annuity Date

      Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the multi-year guarantee period options.

      Transfers among the variable sub-accounts and the general account options may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

      1.    the    variable    sub-accounts
           and/or   the   general   account
           options    from    which    your
           transfer is to be made;

      2.    the  amount  of your  transfer;
           and

      3.    the    variable    sub-accounts
           and/or general  account  options
           to   receive   the   transferred
           amount.

      The minimum amount which you may transfer from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.

      When a transfer is made from a multi-year guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

      We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. We reserve the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Other Restrictions below for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by our Service Center.

      If a transfer reduces the value in a variable sub-account or multi-year guarantee period to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the contract.

      Other Restrictions

      We reserve the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests. Telephone Transfers

      We will allow telephone transfers if the owner has provided proper authorization for such transfers in a form and manner acceptable to us. We reserve the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

      We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. In the opinion of certain government regulators, we may be liable for such losses if it does not follow those procedures. The procedures we will follow for telephone transfers may include requiring some form of personal identification before acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

      Dollar Cost Averaging

      Before the annuity date, you as the owner may request that amounts be automatically transferred on a monthly basis from a source account, which is currently the money market sub-account, to any of the variable sub-accounts. You can accomplish this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available; call our Service Center for information regarding availability.

      You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following, receipt of such request. For new variable annuity contracts, dollar cost averaging transfers will not commence until the later of:

      a)    30  days  after  the   contract
           effective date; or

      b)    the  estimated  end of the free
           look period  which allows 5 days
           for delivery.

      Transfers will continue for the number of consecutive months which you selected unless:

      1.    you terminate the transfers;

      2.   we   automatically   terminate  the   transfers   because  there  are
           insufficient amounts in the source account; or

      3.   for other reasons that are described in the election form.

      You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

      Eligibility  Requirements  for Dollar
      Cost Averaging

      In order to be eligible for dollar cost averaging, the following conditions must be met:

      1.    the   value   of  your   source
           account must be at least $5,000;

      2. the minimum amount that you can transfer out of the source account is $250 per month; and

      3.   the  minimum   amount  you  can  transfer  into  any  other  variable
           sub-account is the greater of $250 or 10% of the amount being transferred.

      These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

      Currently, we do not charge for the dollar cost averaging option nor do they count toward the number of transfers allowed without charge per contract year. We may charge in the future for dollar cost averaging.

      Dollar cost averaging transfers may not be made to or from any multi-year guarantee period option.

      Dollar cost averaging may not be elected at the same time that automatic asset rebalancing is in effect.

      Automatic Asset Rebalancing

      After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. As the owner, you may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account. The multi-year guaranteed period option cannot be rebalanced.

      You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. We may charge for this service in the future, and may count the transfers toward those allowed without charge.

      Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

      After the Annuity Date

      If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

      1.    transfers   after  the  annuity
           date  may be made  no more  than
           four times  during any  contract
           year; and

      2. the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.
      Transfers        among       variable
      sub-accounts  after the annuity  date
      will  be   processed   based  on  the
      formula  outlined in the  appendix in
      the     Statement    of    Additional
      Information.

      CASH WITHDRAWALS

      If you are the owner of a non-qualified contract you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified contracts, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. The cash surrender value is equal to the account value, minus any account fee, interest adjustment and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

      In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the general account options. If you do not specify, the withdrawal will be taken pro rata from the account value.


      A partial withdrawal request cannot be fulfilled if it would reduce your account value to less than $2,000. In such instances, you will be notified.


      Any withdrawal requests, including surrender requests, generally will be processed as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

            the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

            an emergency  exists as defined
           by   the   Commission,   or  the
           Commission     requires     that
           trading be restricted; or

            the Commission  permits a delay
           for the protection of owners.

      The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a purchase payment which you made by check may be delayed until your check has cleared your bank.

      When you make a withdrawal from a multi-year guarantee period before the end of its term, the amount you withdraw may be subject to an interest adjustment.

      We may delay payment of any withdrawal from the general account options for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

      Since you as the owner assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to charges, the total amount paid upon surrender of your contract may be more or less than the total purchase payments.


      As owner, you may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date. The tax consequences of a withdrawal or surrender are discussed later in this prospectus.


      Systematic Withdrawal Option

      Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:

      a)    30  days  after  the   contract
           effective date; or

      b)    the end of the free look period

      Withdrawals will be from the variable sub-accounts and/or the general account in the percentage allocations you specify. Unless you specify otherwise, withdrawals will be pro rata from account value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payment option is in effect. If you take systematic withdrawals from the general account, applicable interest adjustments may apply to withdrawals from the guarantee periods.

      To be eligible for the systematic withdrawal option, the account value must be at least $25,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically. You may also make partial withdrawals while receiving systematic withdrawals.

      The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

      We reserve the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.

      Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal tax penalty.

      Automatic Payout Option

      Before the annuity date, for certain qualified contracts, you may elect the automatic payout option, hereafter referred to simply as APO to satisfy minimum distribution requirements under the following sections of the Code:

            401(a)(9);

            403(b); and

            408(b)(3).

      For IRAs and SEP/IRAs this option may be elected no earlier than six months before the calendar year in which you, as the owner, attain age 70 1/2. Payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months before the later of:

      a)    when you attain age 70 1/2; or

      b)    when you retire from employment

      Additionally, APO withdrawals may not begin before the later of:

      a)    30  days  after  the   contract
           effective date; or

      b)    the  end  of  the   free   look
           period.

      APO may be elected in any calendar month, but no later than the month of your 84th birthday.

      Other Automatic Payout Option Information. Withdrawals will be from the variable sub-accounts and/or the general account you designate in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from account value. You can not make withdrawals from a variable sub-account from which you have designated that dollar cost averaging transfers be made. This calculation and APO are based solely on the value in this contract. If you take APO withdrawals from the general account, applicable interest adjustments may apply to withdrawals from the guarantee periods.

      To be eligible for this option, you must meet the following conditions:

      1.    your  account  value must be at
           least  $25,000  at the  time you
           select this option; and

      2.    the  annual  withdrawal  amount
           is the  larger  of the  required
           minimum  distribution under Code
           Sections       401(a)(9)      or
           408(b)(3), or $500.

      These conditions may change. Currently, withdrawals under this option are only paid annually.

      The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.



      DEATH BENEFIT

      If death occurs before the annuity date and before the owner's or joint owner's 85th birthday, the death benefit will be equal to account value.

      If the GMDB Rider is elected and if death occurs before the annuity date and prior to the owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of:

      a)    the account value; or

      b) the sum of all purchase payments, less withdrawals taken, adjusted as described below, and the applicable premium tax charges; or

      c)    the  highest  account  value on
           any contract  anniversary  prior
           to the  earlier  of the  owner's
           or joint owner's 85th  birthday,
           plus  purchase   payments  made,
           less     withdrawals      taken,
           adjusted  as  described   below,
           and   applicable   premium   tax
           charges   since  that   contract
           anniversary.

      If the GMDB Rider is elected and if death occurs before the annuity date and after either the owner's or joint owner's 85th birthday, the death benefit will be equal to the greater of:

      a)    the account value; or


      b)    the  highest  account  value on
           any contract  anniversary  prior
           to the  earlier  of the  owner's
           or joint  owner's 85th  birthday
           plus  purchase   payments  made,
           less     withdrawals      taken,
           adjusted  as  described   below,
           and any  applicable  premium tax
           charges   since  that   contract
           anniversary.


      The amount of the death benefit under the GMDB Rider will be reduced for any withdrawal taken. The amount of that reduction will depend upon whether the account value is more or less than the guaranteed minimum death benefit on the date of withdrawal. If the account value is equal to or more than the guaranteed minimum death benefit, the benefit will be reduced by the dollar amount of any withdrawals. If the account value is less than the guaranteed minimum death benefit, the benefit will be reduced proportionately to the reduction in the account value. For example, if the withdrawal reduces the account value by 20%, then the guaranteed minimum death benefit will also be reduced by 20%.

      Payment of Death Benefit

      The death benefit is generally payable upon receipt of proof of death of an owner. Once we have received this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

      The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

      a)    proof of death of the  owner or
           joint owner; and

      b)    the   written   notice  of  the
           settlement   option  elected  by
           the  person  to whom  the  death
           benefit is payable.

      If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No interest adjustment will apply.

      Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

      Designation of Beneficiaries

      As owner, you may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the contract. The individuals you designate will receive the percentage you establish if:

            you  die  before  the   annuity
           date  and   there  is  no  joint
           owner; or

            you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

      If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

      A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

      If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the contract unless the owner gives us other instructions at the time the beneficiaries are named.

      We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

      Death of Owner or Joint Owner  Before
      the Annuity Date

      If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72(s)(6). For example, the contract will remain in force with the annuitant's surviving spouse as the new annuitant if:

            the  contract  is  owned  by  a
           trust; and

            the beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

      The manner in which we will pay the death benefit depends on the status of the persons involved in the contract. The death benefit will be payable to the first person from the applicable list below: If the owner is the annuitant:

            The joint owner, if any; or

            The beneficiary, if any.

      If the owner is not the annuitant:

            The joint owner, if any; or
            The beneficiary, if any; or

            The annuitant; or

            The joint annuitant; if any.


      If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.


      If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

      In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

            In a lump sum; or

            As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

      Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

      If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

      If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.


      If  the  Annuitant  Dies  Before  the
      Annuity Date

      If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

      Death After the Annuity Date

      If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

      Upon the owner's death after the annuity date, any remaining ownership rights granted under the contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

      Survival Provision

      The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

      CHARGES, FEES AND DEDUCTIONS

      No deductions are currently made from purchase payments, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

      Administrative Charges


      Account Fee. At the end of each contract year and before the annuity date, we reserve the right to deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The account fee may be imposed upon 30 days advance written notice, but in no event may it exceed $30 per contract year. The account fee will be deducted on a pro rata basis, based on values, from the account value. The fee deductions will be based on both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the multi-year guarantee period option. The account fee for a contract year will be waived if the account value exceeds $50,000 on the last business day of that contract year or as of the date you, as owner, surrender the contract.


      Annuity Fee. After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year. This fee is $2.50 each month if monthly payments are made. This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

      Administrative Expense Charge. We also make a daily deduction for the administrative expense charge from the variable account before and after the contract effective date at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. We have the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

      Mortality and Expense Risk Charge

      We deduct a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.25% of the assets in the variable account. We guarantee that this charge of 1.25% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

      Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits before the annuity date.

      The expense risk assumed by us is the risk that our actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

      If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

      The cost of contract distribution will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

      Guaranteed   Minimum   Death  Benefit
      Rider

      If you, as the owner, elected the Guaranteed Minimum Death Benefit (GMDB) Rider, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of 0.20% of the account value at that time. The fee is deducted from each variable sub-account on a pro rata basis based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options. Any interest adjustments will apply. We reserve the right to waive the interest adjustment.

      Guaranteed Minimum Income Benefit
      Rider

      You may only elect the Guaranteed Minimum Income Benefit (GMIB) Rider together with the GMDB Rider. The total fee we will deduct at the end of each month is 1/12 of 0.40% of the account value at that time. The fee for the GMDB/GMIB Riders is deducted from each variable sub-account on a pro rata basis based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options. Any interest adjustments will apply. We reserve the right to waive the interest adjustment.

      Premium Tax Charges

      Currently there is no charge for premium taxes except upon annuitization. However, we may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. We reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

      Transfer Fee

      We currently impose a fee for each transfer in excess of the first 18 in a single contract year. We will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover our costs of processing transfers. We reserve the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

      Option and Service Fees

      We reserve the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

      Taxes

      No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

      Portfolio Expenses

      The  value  of  the   assets  in  the
      variable  account  reflects the value
      of  portfolio  shares  and  therefore
      the  fees and  expenses  paid by each
      portfolio.  A complete description of
      the fees,  expenses,  and  deductions
      from the  portfolios are found in the
      portfolios' prospectuses.
      Interest Adjustment

      For  a  description  of  the  interest  adjustment   applicable  to  early
      withdrawals and transfers from a multi-year guaranteed period option, see The General Account Options in Appendix A of this prospectus.

      Sales in Special Situations

      We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include:

            sales    in    certain    group
           arrangements,  such as  employee
           savings plans;

            sales  to   current  or  former
           officers,      directors     and
           employees,  and their  families,
           of    Transamerica    and    its
           affiliates;

            sales to  officers,  directors,
           and    employees,    and   their
           families,  and  the  portfolios'
           investment  advisers  and  their
           affiliates; or

            sales to officers, directors, employees and sales agents also known as registered representatives, and their families, and broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

      In these situations:

      1.    the  mortality and expense risk
           charge     or     administrative
           charges   may  be   reduced   or
           waived; and/or

      2.    certain    amounts    may    be
           credited    to   the    contract
           account  value  (for   examples,
           amounts  related to  commissions
           or sales compensation  otherwise
           payable to a  broker-dealer  may
           be  credited  to  the   contract
           account value).

      These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.




      DISTRIBUTION OF THE CONTRACT

      Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

      Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 1%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


      SETTLEMENT OPTION PAYMENTS

      Annuity Date

      The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option selected by you. You select the annuity date and you may change the date from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts.

      The latest annuity date which may be elected is the later of:

      a)    the first  day of the  calendar
           month immediately  preceding the
           month  of  the   annuitant's  or
           joint      annuitants'      85th
           birthday; or

      b) the first day of the month coinciding with or next following the tenth contract anniversary, but in no event later than an annuitant's 100th birthday.

      The latest allowed annuity date may vary in certain jurisdictions.

      The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

      Annuity Amount

      Unless you elected the GMIB Rider, the annuity amount is the account value, minus any interest adjustment and any applicable premium tax charges.

      Guaranteed Minimum Income Benefit
      Rider


      You may elect the GMIB Rider, but only if you also elect the GMDB Rider. You may only elect the GMIB Rider before the contract effective date and only if you and the joint owner are less than 80 years old. No change in owners or annuitants is allowed while the GMIB Rider is in effect. You may cancel the GMIB Rider, but after cancellation, it may not be reinstated.


      The guaranteed minimum income benefit before the contract anniversary on which you or the joint owner reaches age 85 will be the settlement option that can be purchased with the amount that is the greatest of:

      (a)   the account value;

      (b)   all  purchase  payments,   less
           withdrawals       taken      and
           applicable  premium tax charges;
           and


      (c)   the  highest  account  value on
           any contract  anniversary before
           your or the joint  owner's  85th
           birthday,      plus     purchase
           payments mad


           since    the    last    contract
           anniversary,       and      less
           withdrawals   taken  since  that
           anniversary,    and   applicable
           premium tax charges.


      Between the contract anniversary on which you or the joint owner reaches age 85 and the contract anniversary on which you or the joint owner reaches age 90, the GMIB is the settlement option which can be purchased with the amount calculated before either of you reach 85 plus purchase payments and less withdrawals taken.


      After the contract anniversary on which you or the joint owner reaches age 90, the GMIB is the settlement option that can be purchased with the account value.

      The guaranteed minimum death benefit will be reduced each time you take a withdrawal. The amount of the reduction depends on whether the account value is more or less than the GMIB amount on the date of withdrawal. If the account value is equal to or more than the GMIB, the GMIB amount will be reduced by the dollar amount of the withdrawal. If the account value is less that the GMIB amount, the GMIB will be reduced proportionately to the reduction in the account value. For example, the withdrawal reduces the account value by 20%, the GMIB will also be reduced by 20%.


      The settlement option that you may purchase with the GMIB Rider is a life and 10 year period certain annuity. If the life expectancy of the oldest owner is less than 10 years as specified by the life expectancy table used by the IRS, then the settlement option will be a life and period certain annuity in which the period certain is the life expectancy of the oldest owner. The actuarial basis for the annuity rates under this option is the 1983 IAM Table, with projection G, with an interest rate of 3% per year for males, females or unisex, as appropriate.


      You may exercise a settlement option under the Rider only during the 30 days following each contract anniversary beginning with the seventh contract anniversary and only between the oldest owner's 60th and 90th birthdays.

      The  GMIB  will be  determined  as of
      the  end  of  the  valuation   period
      during   which  our  service   center
      receives  the  written  notice of the
      settlement option elected by you.
      Settlement Option Payments

      If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

      You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

      You may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

      Election of  Settlement  Option Forms
      and Payment Options

      Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date.

      In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the contract.



      Payment Options

      You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

      Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

      Fixed Payment Option

      A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the contract, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

      Variable Payment Option


      A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 5.4%. If the actual net investment performance of the variable sub-accounts is less than 5.4%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.4%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.4% rate, then the dollar amount of the actual payments will remain constant. We may offer other assumed annual interest rates.


      Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

      For   further   details   as  to  the
      determination  of variable  payments,
      see  the   Statement  of   Additional
      Information.

      Settlement Option Forms

      As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.


       1.Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.


      2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

         The written request for this form must:

         a) name the contingent  annuitant;
         and

         b) state   the    percentage    of
           payments  to be made  after  the
           annuitant dies.

         Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

      3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

         a) the annuitant's life; or

         b) the period certain

         The period certain may be 120, 180 or 240 months.

         If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

         If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

         The written request for this form must:

         a) state the  length of the period
           certain; and

         b) name the beneficiary.

      4. Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date. The written request for this form must:

         a) name the joint annuitant; and

         b)state the percentage of continued payments to be made upon the first death.

         Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

      5. Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

         After the annuity date:

         a) you  will  not  be  allowed  to
           make   any    changes   in   the
           settlement  option  and  payment
           option;

         b) no     additional      purchase
           payments will be accepted  under
           the contract; and

         c) no further withdrawals will be allowed. As the owner of a non-qualified contract, you may, at any time after the contract date, write to us at our Service Center to change the payee of benefits being provided under the contract. The effective date of change in payee will be the latter of:

         a) the   date   we   receive   the
           written    request    for   such
           change; or

         b) the date specified by you.

         As the owner of a qualified contract, you may not change payees, except as permitted by the plan, arrangement or federal law.

      FEDERAL TAX MATTERS

      Introduction


      The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or simply, the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


      The contract may be purchased on a non-tax qualified basis, as a non-qualified contract, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified contract. Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

            the type of retirement  plan or
           arrangement    for   which   the
           contract is purchased;

            the tax and  employment  status
           of the individual concerned; or

            Transamerica's tax status.

      In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

      Purchase Payments

      At the time the initial purchase payment is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

      Taxation of Annuities

      In General. Code Section 72 governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

      The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

      The following discussion generally applies to a contract owned by a natural person.

      Withdrawals. With respect to non-qualified contracts, partial withdrawals, including withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract generally equals the amount of non-deductible purchase payments made.

      In the case of a withdrawal from qualified contracts, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the contract generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the investment in the contract can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed later, under Qualified Contracts.

      If a partial withdrawal from the multi-year guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the multi-year guarantee period account due to the interest adjustment.

      Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

      Settlement Option Payments. Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the investment in the contract will be taxed based on the ratio of the investment in the contract to the total benefit payable; after the investment in the contract is recovered, the full amount of any additional settlement option payments is taxable.

      For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

      For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

      Withholding. The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.


      The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the owner chooses a direct rollover from the plan to another tax-qualified plan or to an IRA described in Code Section 408.


      The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

      Penalty  Tax.  A federal  income  tax
      penalty  equal  to 10% of the  amount
      treated  as  taxable  income  may  be
      imposed. In general,  however,  there
      is no penalty tax on distributions:

      1.    made on or  after  the  date on
           which the owner attains age 59 1/2;

      2.    made as a  result  of  death or
           disability of the owner; or

      3.   received in substantially  equal periodic  payments as a life annuity
           or  a  joint  and  survivor   annuity  for  the   life(ves)  or  life
           expectancy(ies) of the owner and a designated beneficiary.

      Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

      Taxation of Death  Benefit  Proceeds.
      Amounts may be  distributed  from the
      contract  because  of the death of an
      owner.  Generally  such  amounts  are
      includible   in  the  income  of  the
      recipient as follows:

      1.    if  distributed  in a lump sum,
           they  are   taxed  in  the  same
           manner  as a full  surrender  as
           described above; or

      2. if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

      For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

      Transfers,  Assignments,  or Exchanges of the Contract.  For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974, also referred to as ERISA.

      Multiple Contracts. All deferred non-qualified contracts that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

      Qualified Contracts

      In General. The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

      We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

      For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant:

      a)    reaches age 70 1/2; or

      b)   retires and distribution must be made in a specified manner.

      If the plan participant is a 5 percent owner, as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. For IRAs and SEP/IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

      Qualified Pension and Profit Sharing Plans. Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a contract for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the contract to your specific needs.

      Individual Retirement Annuities (IRA), Simplified Employee Plans (SEP) and Roth IRAs. The sale of a contract for use with any IRA may be subject to special disclosure requirements of the Internal Revenue Service (IRS). If you purchase a contract for use with an IRA you will be provided with supplemental information required by the IRS or other appropriate agency.

      You will have the right to cancel your purchase within 7 days of whichever is earliest:

      a)    the  establishment of your IRA;
           or

      b)    your purchase.

      If you intend to make such a purchase, you should seek competent advice as to the suitability of the contract you are considering purchasing for use with an IRA.

      The contract is designed for use with IRA rollovers and contributory IRAs. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (referred to as an IRA). Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

      Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a
      tax-deferred   basis  into  an  IRA.   Amounts  in  the  IRA,  other  than
      nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

      Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, referred to as SEP/IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

      The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b), other than a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

      1.    before  age  59 1/2,   subject  to
           certain exceptions; or

      2. during the five taxable years starting with the year in which you first contributed to the Roth IRA.

      If you intend to purchase such a contract, you should seek competent advice as to the suitability of the contract for use with Roth IRAs.

      Tax Sheltered Annuities. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

      Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

      1.    elective  contributions made in
           years  beginning  after December
           31, 1988;

      2.    earnings        on        those
           contributions; and

      3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

      Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

      Restrictions under Qualified Contracts. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified contracts, or under the terms of the plans under which contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

      Taxation of Transamerica

      Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

      Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains arising from the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.




      Tax Status of the Contract

      Diversification  Requirements.   Code
      Section  817(h)  requires  that  with
      respect to  non-qualified  contracts,
      the  investments of the portfolios be
      adequately  diversified in accordance
      with  Treasury  regulations  in order
      for  the   contracts  to  qualify  as
      annuity  contracts  under federal tax
      law.  The variable  account,  through
      the  portfolios,  intends  to  comply
      with       the        diversification
      requirements    prescribed   by   the
      Treasury in Reg. Sec. 1.817-5,  which
      affect  how  the  portfolios'  assets
      may be invested.

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

      The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

      The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

      Required  Distributions.  In order to
      be  treated  as an  annuity  contract
      for  federal   income  tax  purposes,
      Code  Section   72(s)   requires  any
      non-qualified   contract  to  provide
      that:

      a)   if any  owner  dies on or  after
           the annuity  date but before the
           time the entire  interest in the
           contract  has been  distributed,
           the  remaining  portion  of such
           interest will be  distributed at
           least as  rapidly  as under  the
           method  of  distribution   being
           used  as of  the  date  of  that
           owner's death; and

       b)  if any  owner  dies  before  the
           annuity    date,    the   entire
           interest  in the  contract  will
           be   distributed   within   five
           years  after  the  date  of  the
           owner's       death.       These
           requirements  will be considered
           satisfied  as to any  portion of
           the owner's  interest,  which is
           payable  to or for  the  benefit
           of a designated beneficiary.

      This interest is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

      The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the contract passes to the "designated beneficiary." However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

      The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

      Possible Changes in Taxation


      Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the investment in the contract under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the contract.


      Other Tax Consequences

      As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

      PERFORMANCE DATA

      From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

      The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

      The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

      The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

      The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided.

      Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

      Reports and promotional literature may also contain other information including:

      1.    the  ranking  of  any  variable
           sub-account     derived     from
           rankings  of  variable   annuity
           separate   accounts   or   their
           investment  products  tracked by
           Lipper   Analytical    Services,
           Inc.,   VARDS,    IBC/Donoghue's
           Money  Fund  Report,   Financial
           Planning     Magazine,     Money
           Magazine,   Bank  Rate  Monitor,
           Standard  and  Poor's   Indices,
           Dow  Jones  Industrial  Average,
           and   other   rating   services,
           companies,    publications,   or
           other  persons who rank separate
           accounts  or  other   investment
           products on overall  performance
           or other criteria; and

      2.   the   effect  of  tax   deferred
           compounding      on     variable
           sub-account  investment returns,
           or  returns  in  general,  which
           may be  illustrated  by  graphs,
           charts, or otherwise,  and which
           may  include  a  comparison,  at
           various  points in time,  of the
           return from an  investment  in a
           contract,    or    returns    in
           general,   on   a   tax-deferred
           basis,  assuming one or more tax
           rates,  with  the  return  on  a
           currently  taxable basis.  Other
           ranking   services  and  indices
           may be used.

      In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or through other means of written communication:

            the   implications   of  longer
           life  expectancy  for retirement
           planning;

            the tax and other  consequences
           of long-term  investment  in the
           contract;

            the  effects of the  contract's
           lifetime payout options; and

            the operation of certain special investment features of the contract -- such as the dollar cost averaging option.

      Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

      Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

      All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

      Transamerica   may   also   advertise
      performance  figures for the variable
      sub-accounts     based     on     the
      performance  of  a  portfolio  before
      the   time   the   variable   account
      commenced operations.

      YEAR 2000 ISSUE


      Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem".

      Regarding our systems and software that administer the contracts, we believe that our own internal systems will be Year 2000 ready. Additionally, we require third party vendors that supply software or administrative services to us in connection with the contract administration, to certify that such software and/or services will be Year 2000 ready.

      The "Year 2000 Problem" could adversely impact the portfolios if the computer systems used by the portfolios' investment adviser, sub-adviser, custodian and transfer agent (including service providers' systems) do not accurately process date information on or after January 1, 2000. The investment advisers are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly on or after January 1, 2000, and seeking assurances from other service providers they use that their computer systems will be adapted to address the "Year 2000 Problem" in time to prevent adverse consequences on or after January 1, 2000. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.

      We continue to believe that we will achieve Year 2000 readiness. However, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, governmental agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control.

      This issue could also adversely impact the value of the securities that the portfolios invest in if the issuing companies' systems do not operate properly on or after January 1, 2000, and this risk could be heightened for portfolios that invest internationally. Refer to the prospectuses for the portfolios for more information.


      The above  information  is subject to
      the Year  2000  Readiness  Disclosure
      Act.  This act may limit  your  legal
      rights in the event of a dispute.

      LEGAL PROCEEDINGS

      There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

      LEGAL MATTERS

      The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.


      ACCOUNTANTS AND FINANCIAL
      STATMENTS

      The consolidated financial statements of Transamerica at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of Separate Account VA-7 at December 31, 1998 and for the period then ended appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


      VOTING RIGHTS

      To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

      The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

      The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

      Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

      Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

      It  should  be noted  that  generally
      the portfolios are not required,  and
      do not  intend,  to  hold  annual  or
      other     regular     meetings     of
      shareholders.

      AVAILABLE INFORMATION

      Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto.

      Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C

      STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional  Information  is available  which  contains more
      details  concerning  the  subjects  discussed  in  this  prospectus.   The
      following is the Table of Contents for that Statement:

      TABLE OF CONTENTS
      Page
      THE CONTRACT
      ..............................................................3
      NET INVESTMENT FACTOR
      .....................................................3
      VARIABLE PAYMENT
      OPTIONS...................................................3
               Variable  Annuity  Units and
               Payments..........................................................3
               Variable Annuity Unit
               Value.......................................3
               Transfers  After the Annuity
               Date..............................................................4
      GENERAL
      PROVISIONS.........................................................4
               IRS Required
      Distributions........................................4

      Non-Participating.................................................4
               Misstatement of Age or
      Sex........................................4
               Proof of Existence and
      Age........................................4
               Annuity
      Data......................................................4

      Assignment........................................................5
               Annual
      Report.....................................................5

      Incontestability..................................................5
               Entire
      Contract...................................................5
               Changes in the
      Contract...........................................5
               Protection of
      Benefits............................................5
               Delay of
      Payments.................................................5
               Notices and
      Directions............................................6
      CALCULATION   OF  YIELDS   AND  TOTAL
      RETURNS
      ...................................................................6
               Money   Market   Sub-Account
      Yield
      Calculation..........................................................6
               Other    Sub-Account   Yield
      Calculations...............................................................7
               Standard     Total    Return
      Calculations...............................................................7
               Adjusted          Historical
      Portfolio Performance
      Data.................................................7
               Other Performance
      Data............................................8
      HISTORICAL PERFORMANCE
      DATA................................................8
               General
      Limitations...............................................8
               Historical Performance
      Data.......................................8
      DISTRIBUTION OF THE
      CONTRACT...............................................17
      SAFEKEEPING   OF   VARIABLE   ACCOUNT
      ASSETS.....................................................................17
      STATE
      REGULATION...........................................................17
      RECORDS AND
      REPORTS........................................................17
      FINANCIAL
      STATEMENTS.......................................................18
      APPENDIX...................................................................19


      Appendix A

      THE GENERAL ACCOUNT OPTIONS
      (Not available in all states)

      This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the general account options, see the contract itself.

      The account value allocated to the general account options becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act.

      Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account options.

      The general account options are part of the general account of Transamerica. The general account of Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.

      The  allocation or transfer of funds to the general  account  options does
      not  entitle  the  owner  to  share  in  the  investment   performance  of
      Transamerica's general account.


      The   Multi-Year   Guarantee   Period
      Options

      The multi-year guarantee period options provide guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the multi-year guarantee period options will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period before the end of its guarantee period will be subject to an interest adjustment, as explained below.

      Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. Currently we are offering three, five and seven year guarantee periods, but these may change at any time.

      The owner bears the risk that, after the initial guarantee period, Transamerica will not credit interest in excess of 3% per year to amounts allocated to the multi-year guarantee period options.

      Each amount allocated or transferred to the multi-year guarantee period option will establish a new guarantee period of a duration you select from among those then being offered by us. Every guarantee period we offer will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a multi-year guarantee period will be credited on the date the payment is received at our service center. Any amount transferred from another multi-year guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer.

      Multi-Year Guarantee Period

      Each multi-year guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration you choose and the class of that guarantee period. A guarantee period chosen may not extend beyond the annuity date.

      We reserve the right to limit the maximum number of multi-year guarantee periods that may be in effect at any one time.

      We will establish effective annual rates of interest for each multi-year guarantee period. The effective annual rate of interest we establish for a multi-year guarantee period will remain in effect for the duration of the guarantee period. Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period.

      Amounts withdrawn or transferred from a guarantee period before its expiration date will be subject to an interest adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

      Interest Adjustment

      If any amount is withdrawn or transferred from a guarantee period before its expiration date, excluding withdrawals for the purpose of paying the death benefit, the amount withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

      [(1  +  I)   divided  by  (1  +  J  +
      0.005)]N/12 -1 where:

           I   is the  guaranteed  interest
           rate in effect;

           J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer; fractional years are rounded up to the next full year; and

           N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed

      In general, the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate, as of the date of the transaction, that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. For purposes of determining the interest adjustment, if we do not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for two periods that are available. If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

      Expiration of a Multi-Year Guarantee
      Period

      At least 45 days, but not more than 60 days, before the expiration date of a guarantee period, we will notify you as to the options available when a guarantee period expires. You may elect one of the following:

      1. transfer the amount held in that guarantee period to a new guarantee period from among those being offered by us at such time; or

      2. transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

      We must receive your notice electing one of these at our service center by the expiration date of the guarantee period. If such election has not been received by us at our service center, the amount held in that guarantee period will remain in the guaranteed period account. A new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by us with a new guaranteed interest rate declared by us for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

      If we are not currently offering a guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if we are not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

      If the amount held in an expiring guarantee period is less than $1,000, we reserves the right to transfer such amount to the money market variable sub-account.

      Appendix B

      Example  of   Variable   Accumulation
      Unit Value Calculations

      Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

      Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245.

      If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

      Example  of  Variable   Annuity  Unit
      Value Calculations

      Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

      If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893).

       0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

      Example of Variable  Annuity  Payment
      Calculations

      Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

      Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

      Then the first variable annuity payment would be:

      3,200 x 15.5 x 5.73  divided by 1,000
      = $284.21,

      and the  number of  variable  annuity
      units  credited  for future  payments
      would be:

      284.21 divided by 13.5 = 21.052444.

      For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

      $285.59 (21.052444 x 13.565712).

      Appendix C


      CONDENSED FINANCIAL INFORMATION

      he following condensed financial information is derived from the financial statements of the variable account. You should read the data in conjunction with the financial statements, related notes, and other
      financial   information   included   in  the   Statement   of   Additional
      Information..


      The following table sets forth certain information regarding the sub-accounts for the period from October 2, 1998, the of the variable account through December 31, 1998. Although all 17 of the sub-accounts were available for investment on October 2, 1998, only 7 received allocations during 1998. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:




                                            Ending December 31, 1998

                      Alger American       Alliance VPF     Alliance VPF     Dreyfus VIF Cap    Dreyfus VIF
                     Income & Growth      Growth & Income  Premier Growth  Appreciation Growth   Small Cap
                       Sub-Account          Sub-Account      Sub-Account       Sub-Account      Sub-Account
Accumulation Unit Value
    at Beginning of Period  $10.00           $10.00            $10.00           $10.00              $10.00
Accumulation Unit Value
    at End of Period      $12.95              $12.85           $14.03            $12.29           $13.60
Number of Accumulation
    Units Outstanding
    at End of Period      641.633             617.735            --                --               --


                        Janus Aspen        Janus Aspen          MFS                    MFS               MFS
                         Balanced        Worldwide Growth  Emerging Growth       Growth & Income      Research
                        Sub-Account         Sub-Account      Sub-Account           Sub-Account       Sub-Account
Accumulation Unit Value
    at Beginning of Period$10.00              $10.00           $10.00                $10.00            $10.00
Accumulation Unit Value
    at End of Period      $13.16              $13.38           $14.41                $12.10            $12.99
Number of Accumulation
    Units Outstanding
    at End of Period      634.385             410.412            --                    --              652.600


                           MSDW                MSDW               MSDW UF      OCC Accumulation    OCC Accumulation
                     UF Fixed Income       UF High Yield   International Magnum  Trust Managed      Trust Small Cap
                        Sub-Account         Sub-Account         Sub-Account       Sub-Account         Sub-Account
Accumulation Unit Value
    at Beginning of Period$10.00              $10.00              $10.00            $10.00              $10.00
Accumulation Unit Value
    at End of Period      $10.60              $10.31              $10.71            $10.54               $8.97
Number of Accumulation
    Units Outstanding
    at End of Period        --                  --                  --                --                           --


                       Transamerica       Transamerica
                        VIF Growth      VIF Money Market
                        Sub-Account        Sub-Account
Accumulation Unit Value
    at Beginning of Period$10.00              $1.00
Accumulation Unit Value
    at End of Period      $13.50              $1.01
Number of Accumulation
    Units Outstanding
    at End of Period    14,417.336         64,111.340


      Appendix D

      DEFINITIONS

      Account   Value:   The   sum  of  the
      variable  accumulated  value  and the
      general account  options  accumulated
      value.

      Annuity  Date:  The date on which the
      annuitization  phase of the  contract
      begins.

      Cash Surrender  Value:  The amount we
      will   pay  to  the   owner   if  the
      contract is  surrendered on or before
      the annuity date.  The cash surrender
      value  is  equal  to:   the   account
      value;    less   any   account   fee,
      interest adjustment,  and premium tax
      charges.

      Code:  The  Internal  Revenue Code of
      1986,  as amended,  and the rules and
      regulations issued under it.

      Contract       Anniversary:       The
      anniversary     of    the    contract
      effective date each year.

      Contract    Effective    Date:    The
      effective  date  of the  contract  as
      shown in the contract.

      Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

      General   Account:   The   assets  of
      Transamerica  that are not  allocated
      to a separate account.

      General    Account    Options:    The
      multi-year  guarantee  period options
      offered  by us to which the owner may
      allocate    purchase   payments   and
      transfers.

      General Account Options Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any general account options; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

      Guaranteed  Interest Rate: The annual
      effective   rate  of  interest  after
      daily   compounding   credited  to  a
      guarantee period.

      Guarantee   Period:   The  number  of
      years  that  a  guaranteed   rate  of
      interest   will  be   credited  to  a
      guarantee period.

      Guarantee Period Options: An option which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods each with a different guaranteed rate of interest.

      Portfolio:  The investment  portfolio
      underlying each variable  sub-account
      in which we will  invest any  amounts
      the owner  allocates to that variable
      sub-account.

      Service    Center:     Transamerica's
      Annuity Service  Center,  at P.O. Box
      31848,   Charlotte,   North  Carolina
      28231-1848, telephone 800-258-4260.

      Status,  Qualified and Non-Qualified:
      The contract  has a qualified  status
      if it is issued in connection  with a
      retirement     plan    or    program.
      Otherwise,      the     status     is
      non-qualified.

      Valuation  Day:  Any day the New York
      Stock  Exchange is open. To determine
      the  value  of an asset on a day that
      is not a  valuation  day, we will use
      the  value  of that  asset  as of the
      end of the next valuation day.

      Valuation  Period:  The time interval
      between   the   closing,   which   is
      generally  4:00 p.m.  Eastern Time of
      the  New  York  Stock   Exchange   on
      consecutive valuation days.

      Variable Account: Separate Account VA-7, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

      Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

      Variable   Accumulated   Value:   The
      total  dollar  value of all  variable
      accumulation    units    under    the
      contract before the annuity date.

      Variable Sub-Account(s):  One or more
      divisions  of  the  variable  account
      which  invests  solely  in  shares of
      one of the underlying portfolios.

      Appendix E


      Transamerica   Life   Insurance   and
      Annuity Company

      DISCLOSURE STATEMENT
      for Individual Retirement Annuities

      The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

      Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.


      Your Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Contract has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.


      It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

      No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

      This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.

      The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 1999. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

      Revocation of Your IRA or Roth IRA

      You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven day calendar period may or may not coincide with the free look period of your contract.

      In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at: 401 North Tryon Street, Charlotte, NC 28202. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

      Definitions

      Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.


      Contributions - Purchase payments paid to your contract.

      Contract  -  The  annuity  policy,   certificate  or  contract  which  you
      purchased.

      Compensation - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

      Regular Contributions - In General

      As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, also referred to as AGI, above certain levels, as described below in Part II, Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

      IRA PART I: TRADITIONAL IRAs

      The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.


      1. Contributions

      (a) Regular IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA contract. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

      (b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

      1.    $2,000; or

      2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

      As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

      (c) Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I, Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA. If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

      A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

      By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

      Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

      (d) Direct Transfers from another Traditional IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.



      (e) Simplified Employee Pension Plan, or SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1999, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

      1.    has  worked  for  the  employer
           for 3 of the  last  5  preceding
           tax years;

      2.    is at least age 21; and

      3. has received from the employer compensation of at least $400 for the current tax year, adjusted for inflation after 1999.

      is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,000, adjusted for inflation after 1998, subject to the overall limits for SEP-IRA contributions.

      Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

      (f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

      2.   Deductibility  of  Contributions
      for a Regular IRA

      (a) General Rules. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

      If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

      Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

      If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

      (b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code
      Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

      (c) Adjusted Gross Income, also referred to as AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

      If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

               Married Filing Jointly
      Unmarried

               Taxable      Threshold
      Taxable  Threshold
               Year         Level
      Year     Level

               1998         $50,000
      1998     $30,000
               1999         $51,000
      1999     $31,000
               2000         $52,000
      2000     $32,000
               2001         $53,000
      2001     $33,000
               2002         $54,000
      2002     $34,000
               2003         $60,000
      2003     $40,000
               2004         $65,000
      2004     $45,000
               2005         $70,000
      2005 and
               2006         $75,000
       thereafter           $50,000
               2007 and
                    thereafter   $80,000
      -------------------------------------

      Beginning in 1998, if you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

      If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:

      10,000   -  Excess   AGI  x   Maximum
      Allowable   Deduction   =   Deduction
      Limit 10,000

      For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

      You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

      3.  Nondeductible   Contributions  to
      Regular IRAs

      The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

      If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

      4. Distributions

      (a) Required Minimum Distributions, or simply, RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

      a)    distributions     begin    when
           required;

      b)    distributions   are   made   at
           least once a year; and

      c)    the  amount  to be  distributed
           is not  less  than  the  minimum
           required  under current  federal
           tax law.

      If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

      a)    your  life or the  joint  lives
           of you and your beneficiary; or

      b)    a  period  not  exceeding  your
           life       expectancy,        as
           redetermined  annually under IRS
           tables   in   the   income   tax
           regulations,  or the joint  life
           expectancy   of  you  and   your
           beneficiary,   as   redetermined
           annually,  if  that  beneficiary
           is your spouse.

      Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

      If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

      If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

      If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

      a)    December   31   of   the   year
           following the year you died; or

      b) December 31 of the year in which you would have reached the required beginning date if you had not died.

      Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

      (b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

      Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

      Remaining nondeductible contributions

          Divided by

         Year-end       total      adjusted
         Traditional IRA balances

       Multiplied by

          Total distributions
          for the year

          Equals:

          Nontaxable distributions
          for the year

      To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

      Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

      (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U. S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

      5. Penalty Taxes

      (a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

      However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount.

      However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

      (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.


      Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. Effective for distributions made in 1998 or later, the 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

      First-time  homebuyer  expenses  must  be  paid  within  120  days  of the distribution  from  the IRA and  include  up to  $10,000  of the  costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

      (c) Failure To Satisfy  RMD. If the RMD rules  described  above in Part I,
      Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

      (d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

      If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

      (e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

      IRA PART II: ROTH IRAs

      1. Contributions

      (a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

      (b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

      (c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

      (d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

      (e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

      (f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.




      2. Deductibility of Contributions

      Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

      3. Contribution Limits

      Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

      (a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

      You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

      (b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

      1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

      2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

      A  maximum  of $4,000  may be  contributed  to both  spouses'  Roth  IRAs.
      Contributions  can be divided  between the  spouses'  Roth IRAs as you and
      your  spouse   wish,   but  no  more  than  $2,000  in  regular  Roth  IRA
      contributions can be contributed to either individual's Roth IRA each year.

      (c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

      (d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

      (e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II,
      Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

      You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

      If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

      4.    Recharacterization    of    IRA
      Contributions

      (a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

      You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

      (b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

      (c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

      The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

      For    reconversions    following   a
      recharacterization,  see  Publication
      590 and Treasury  Regulation  Section
      1.408A-5.

      5. Distributions

      (a) Required Minimum Distribution, or simply, RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

      If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

      If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

      a)    December   31   of   the   year
           following the year you died; or

      b) December 31 of the year in which you would have reached age 70 1/2. Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

      (b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

      In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

      No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:

      a)    upon     your      death     or
           disability;  or

      b) to pay qualified first-time homebuyer expenses of you or certain family members.

      No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

      (c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

      6. Penalty Taxes

      (a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax.

      The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions.
      Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

      (a) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

      The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

      There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

      Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax, unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b).

      (c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

      (d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

      IRA PART III: OTHER INFORMATION

      (1) Federal Estate and Gift Taxes

      Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

      (2) Tax Reporting

      You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

      (3) Vesting

      Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

      (4) Exclusive Benefit

      Your  interest  in  your  Traditional
      IRA or Roth IRA is for the  exclusive
      benefit     of    you    and     your
      beneficiaries.

      (5) IRS Publication 590

      Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

      Please forward, without charge, a copy of the Statement of Additional Information concerning the Transamerica Seriessm - Transamerica Bountysm Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:

      Please print or type and fill in all information:


      -------------------------------------------------------------------------
      Name

      -------------------------------------------------------------------------
      Address

      -------------------------------------------------------------------------
      City/State/Zip

      -------------------------------------------------------------------------


      Date: ________________________
      Signed:
      ------------------------------

      Return    to    Transamerica     Life
      Insurance   and   Annuity    Company,
      Annuity  Service  Center,  401  North
      Tryon Street,  Suite 700,  Charlotte,
      North Carolina  28202.

      TRANSAMERICA SERIESsm
      TRANSAMERICA     BOUNTYsm    VARIABLE
      ANNUITY

      Contract Form 4-705  Certificate Form
      TCG-317 Group  Annuity  Contract Form
      TGP-717
      The contract is not available in all states.

      Issued    by    Transamerica     Life
      Insurance and Annuity Company
      401 North  Tryon  Street,  Suite 700,
      Charlotte, North Carolina, 28202




      VIM 186-599

4                                                         2



                     STATEMENT OF ADDITIONAL INFORMATION FOR
                             TRANSAMERICA SERIES sm
                              TRANSAMERICA BOUNTYsm
                                VARIABLE ANNUITY

                              Separate Account VA-7

                                    Issued By
                 Transamerica Life Insurance and Annuity Company

         This statement of additional information expands upon subjects discussed in the May 1, 1999, prospectus for the Transamerica Bounty sm Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-7. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or calling (800) 420-7749. Terms used in the current prospectus for the contract are incorporated into this statement.

         The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



   This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the portfolios.








                                Dated May 1, 1999

TABLE OF CONTENTS

                                                                                                             Page

THE CONTRACT .....................................................................................................3

NET INVESTMENT FACTOR.............................................................................................3

VARIABLE PAYMENT OPTIONS..........................................................................................3
         Variable Annuity Units and Payments......................................................................3
         Variable Annuity Unit Value..............................................................................3
         Transfers After the Annuity Date ........................................................................4

GENERAL PROVISIONS ...............................................................................................4
         IRS Required Distributions...............................................................................4
         Non-Participating........................................................................................4
         Misstatement of Age or Sex ..............................................................................4
         Proof of Existence and Age ..............................................................................4
         Annuity Data.............................................................................................4
         Assignment...............................................................................................5
         Annual Report............................................................................................5
         Incontestability.........................................................................................5
         Entire Contract..........................................................................................5
         Changes in the Contract..................................................................................5
         Protection of Benefits...................................................................................5
         Delay of Payments........................................................................................5
         Notices and Directions...................................................................................6

CALCULATION OF YIELDS AND TOTAL RETURNS...........................................................................6
         Money Market Sub-Account Yield Calculation...............................................................6
         Other Sub-Account Yield Calculations.....................................................................7
         Standard Total Return Calculations.......................................................................7
         Adjusted Historical Portfolio Performance Data...........................................................7
         Other Performance Data...................................................................................8

HISTORICAL PERFORMANCE DATA.......................................................................................8
         General Limitations......................................................................................8
         Historical Sub-Account Performance Data..................................................................8

DISTRIBUTION OF THE CONTRACT.....................................................................................16

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................................16

STATE REGULATION.................................................................................................17

RECORDS AND REPORTS..............................................................................................17

FINANCIAL STATEMENTS.............................................................................................18

APPENDIX - Accumulation Transfer Formula.........................................................................18


THE CONTRACT

 .........The  following pages provides additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

         For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus
(c) minus (d):

         Where (a) is:

         The net asset value per share held in the sub-account, as of the end of the valuation period; plus or minus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

         Where (b) is:

         The net asset value per share held in the sub-account as of the end of the last prior valuation period.

         Where (c) is:

         The daily charge of 0.003403% (1.25% annually) for the mortality and expense risk charge times the number of calendar days in the current valuation period.

         Where (d) is:

         The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

         A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE PAYMENT OPTIONS

The variable  settlement  options  provide for payments that fluctuate in dollar
amount,   based  on  the  investment   performance  of  the  selected   variable
sub-account(s).

Variable Annuity Units and Payments

         For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

         The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

         The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.
         The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer other assumed interest rates than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

         After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations. See "Transfers" page 23 of the prospectus. The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.

         The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

IRS Required Distributions

         If any owner under a non-qualified contract dies before the entire interest in the contract is distributed, the value generally must be distributed to the designated beneficiary so that the contract qualifies as an annuity under the Code. (See "Federal Tax Matters" page 36 of the prospectus.)

Non-Participating

         The contract is non-participating. No dividends are payable and the contract will not share in our profits or surplus earnings.

Misstatement of Age or Sex

         If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Where required by law, rule or regulation, we may only consider the age of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the contract, we may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

         We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

         No assignment of a contract will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

         At least once each contract year prior to the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

         Each contract is incontestable from the contract effective date.

Entire Contract

         We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

         The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

         Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

         We may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

         In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in a acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

         We may delay payment of any withdrawal from any general account options for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. See "Cash Withdrawals" page 26 of the prospectus.

Notices and Directions

         We will not be bound by any authorization, direction, election or notice which is not, in a form and manner acceptable to us, and received at our Service Center.

         Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to the owner's last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

         The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses.

Other Sub-Account Yield Calculations

         We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

             YIELD=        2[{a-b + 1}6 -  1]
                                 cd

         Where:

         a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
         b = expenses for the sub-account accrued for the period (net of reimbursements). c = the average daily number of variable accumulation units outstanding during the period. d = the maximum offering price per variable accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

         Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

         We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

         All recurring fees are recognized in the ending redeemable value.

Adjusted Historical Portfolio Performance Data

         We may also disclose "adjusted historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.
         This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis.

Other Performance Data

         We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

         We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

         CTR = {ERV/P} -  1

         Where:
         CTR =             the cumulative total return net of sub-account
                              recurring charges for the period.
         ERV =             ending  redeemable  value of a hypothetical  $1,000
                              payment at the beginning of the one,
                           five, or ten-year period at the end of the one, five,
                           or  ten-year  period  (or  fractional  portion of the
                           period).
         P =               a hypothetical initial payment of $1,000.

         All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

         General Limitations

         The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

         Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

         Historical Sub-Account Performance Data

         The charts below show historical performance data for the sub-accounts for the periods indicated. This data include "adjusted historical" performance for periods prior to the October 2, 1998 inception of the variable account, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contracts. The dates next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio. These figures are not an indication of the future performance of the sub-accounts.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust. 2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

Historical Performance Data Charts

1.        Average Annual Total Returns - Assuming no Riders

2. Average Annual Total Returns - Assuming Guaranteed Minimum Death Benefit (GMDB) Rider

3. Average Annual Total Returns - Assuming Guaranteed Minimum Death Benefit and Guaranteed Minimum Income
         Benefit (GMIB) Riders

4.        Cumulative Returns - Assuming no Riders

5.        Cumulative Returns - Assuming Guaranteed Minimum Death Benefit Rider

6. Cumulative Returns - Assuming Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Riders



1. Historical average annual total returns for periods since inception of the portfolio, for each sub-account are as follows. These figures include mortality and expense risk charge of 1.25% per annum and administrative expense charge of 0.15% per annum but do not reflect any fee deduction for any optional Riders.
These performance numbers assume an average annual account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

                                                                                                For the period from
        SUB-ACCOUNT             For the      For the 3-year      For the      For the 10-year     commencement of
 (date of commencement of    1-year period    period ending   5-year period    period ending         portfolio
       operation of              ending         12/31/98          ending          12/31/98         operations to
 corresponding portfolio)       12/31/98                         12/31/98                             12/31/98

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           27.12%           24.89%          19.62%             NA                22.27%
Growth (9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF International            7.44%             NA              NA               NA                 6.64%
Magnum (1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap           -4.79%           8.01%           11.30%             NA                35.30%
(8/31/90) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          -10.30%          8.16%            7.01%           11.63%              11.27%
Small Cap (8/1/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth         32.37%           22.42%            NA               NA                24.73%
(7/24/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Premier            45.91%           32.57%          26.06%             NA                23.66%
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Capital             28.30%           26.12%          21.82%             NA                19.90%
Appreciation (4/5/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Research (7/26/95)      21.58%           20.28%            NA               NA                20.76%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth         41.28%           37.00%          32.80%           24.70%                N/A
(2/26/69) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alger American Income &         30.54%           27.44%          20.06%           14.00%              13.89%
Growth (11/15/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Growth &           19.20%           22.81%          19.49%             NA                14.37%
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income        20.62%           23.72%            NA               NA                24.16%
(10/9/95)

---------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced            32.41%           22.23%          17.44%             NA                17.81%
(9/13/93)

---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust           5.63%           15.52%          17.49%           17.68%              17.32%
Managed (8/1/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF High Yield (1/2/97)      3.34%             NA              NA               NA                 7.56%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF Fixed Income             6.39%             NA              NA               NA                 7.40%
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money            NA               NA              NA               NA                3.49%*
Market (1/2/98)

---------------------------------------------------------------------------------------------------------------------

*Non-annualized, year-to date return

2. Historical average annual total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expense risk charge of 1.25% per annum, administrative expense charge of 0.15% per annum and the optional Guaranteed Minimum Death Benefit Rider fee of 0.20% per annum. These performance numbers assume an average annual account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

                                                                                                For the period from
        SUB-ACCOUNT             For the      For the 3-year      For the      For the 10-year     commencement of
 (date of commencement of    1-year period    period ending   5-year period    period ending         portfolio
       operation of              ending         12/31/98          ending          12/31/98         operations to
 corresponding portfolio)       12/31/98                         12/31/98                             12/31/98

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.92%           24.69%          19.42%             NA                22.07%
Growth (9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 7.24%             NA              NA               NA                 6.44%
MSDW UF International
Magnum (1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                -4.99%           7.81%           11.10%             NA                35.10%
Dreyfus VIF Small Cap
(8/31/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                -10.50%          7.96%            6.81%           11.43%              11.07%
OCC Accumulation Trust
Small Cap (8/1/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                32.17%           22.22%            NA               NA                24.53%
MFS VIT Emerging Growth
(7/24/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                45.71%           32.37%          25.86%             NA                23.46%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                28.10%           25.92%          21.62%             NA                19.70%
Dreyfus VIF Capital
Appreciation (4/5/93)

---------------------------------------------------------------------------------------------------------------------
      We  currently  deduct an annual  account fee of $30 (the fee is waived for account  values over  $50,000).  We deduct  insurance  and  administrative charges of 1.40% per year from your average daily value in the variable account.
      If you elect the Guaranteed  Minimum Death Benefit Rider, we will deduct a monthly fee equal to 1/12 of 0.20% of the account value.
      If you  elect  the  Guaranteed  Minimum  Income  Benefit  Rider  with  the
         Guaranteed  Minimum Death Benefit  Rider,  we will deduct a monthly fee equal to 1/12 of 0.40% of the account value.
      The first 18  transfers  each year are free (then we will deduct a $10 fee for each  additional  transfer).  Advisory  fees are also  deducted by the portfolios' manager, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.
      There might be premium tax charges ranging from 0 to 5% of your investment and/or amounts you use to purchase annuity benefits  (depending on your state's law).
---------------------------------------------------------------------------------------------------------------------

                                21.38%           20.08%            NA               NA                20.56%
MFS VIT Research
(7/26/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                41.08%           36.80%          32.60%           24.50%                NA
Transamerica VIF Growth
(2/26/69) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                30.34%           27.24%          19.86%           13.80%              13.69%
Alger American Income &
Growth (11/15/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                19.00%           22.61%          19.29%             NA                14.17%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                20.42%           23.52%            NA               NA                23.96%
MFS VIT Growth w/ Income
(10/9/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                32.21%           22.03%          17.24%             NA                17.61%
Janus Aspen Balanced
(9/13/93)

-----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 5.43%           15.32%          17.29%           17.48%              17.12%
OCC Accumulation Trust
Managed (8/1/88) (3)

---------------------------------------------------------------------------------------------------------------------

                                 3.14%             NA              NA               NA                 7.36%
MSDW UF High Yield (1/2/97)








                                 6.19%             NA              NA               NA                 7.20%
MSDW UF Fixed Income
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                  NA               NA              NA               NA                3.29%*
Transamerica VIF Money
Market (1/2/98)

---------------------------------------------------------------------------------------------------------------------

*Non-annualized, year-to date return

3. Historical average annual total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expense risk charge of 1.25% per annum, administrative expense charge of 0.15% per annum and the optional Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Insurance Benefit (GMIB) and Rider fees of 0.40% per annum.
These performance numbers assume an average annual account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee.


---------------------------- --------------- ---------------- --------------- ----------------- ---------------------

                                                                                                For the period from
        SUB-ACCOUNT             For the      For the 3-year      For the      For the 10-year     commencement of
 (date of commencement of    1-year period    period ending   5-year period    period ending         portfolio
       operation of              ending         12/31/98          ending          12/31/98         operations to
 corresponding portfolio)       12/31/98                         12/31/98                             12/31/98

---------------------------- --------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.72%           24.49%          19.22%             NA                21.87%
Growth (9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 7.04%             NA              NA               NA                 6.24%
MSDW UF International
Magnum (1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                -5.19%           7.61%           10.90%             NA                34.90%
Dreyfus VIF Small Cap
(8/31/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                -10.70%          7.76%            6.61%           11.23%              10.87%
OCC Accumulation Trust
Small Cap (8/1/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                31.97%           22.02%            NA               NA                24.33%
MFS VIT Emerging Growth
(7/24/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                45.51%           32.17%          25.66%             NA                23.26%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                27.90%           25.72%          21.42%             NA                19.50%
Dreyfus VIF Capital
Appreciation (4/5/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.18%           19.88%            NA               NA                20.36%
MFS VIT Research (7/29/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                40.88%           36.60%          32.40%           24.30%                NA
Transamerica VIF Growth
(2/26/69) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                30.14%           27.04%          19.66%           13.60%              13.49%
Alger American Income &
Growth (11/15/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                18.80%           22.41%          19.09%             NA                13.97%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------

                                20.22%           23.32%            NA               NA                23.76%
MFS VIT Growth w/ Income
(10/9/95)
                                32.01%           21.83%          17.04%             NA                17.41%
Janus Aspen Balanced
(9/13/93)
                                 5.23%           15.12%          17.09%           17.28%              16.92%
OCC Accumulation Trust
Managed (8/1/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 2.94%             NA              NA               NA                 7.16%
MSDW UF High Yield (1/2/97)

-----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                 5.99%             NA              NA               NA                 7.00%
MSDW UF Fixed Income
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                  NA               NA              NA               NA                3.09%*
Transamerica VIF Money
Market (1/2/98)

---------------------------------------------------------------------------------------------------------------------

*Non-annualized, year-to date return

4. Historical cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expense risk charge of 1.25% per annum, and administrative expenses charge of 0.15% per annum but, do not reflect any fee deduction for any optional Rider.
These performance numbers assume an average annual account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee.


--------------------------- ---------------- ---------------- --------------- ----------------- ---------------------

                                                                                                For the period from
       SUB-ACCOUNT                           For the 3-year      For the      For the 10-year     commencement of
 (date of commencement of   For the 1-year    period ending   5-year period    period ending         portfolio
       operation of          period ending      12/31/98          ending          12/31/98         operations to
 corresponding portfolio)      12/31/98                          12/31/98                             12/31/98

--------------------------- ---------------- ---------------- --------------- ----------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           27.12%           94.80%          144.91%            NA                190.46%
Growth (9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                7.44%              NA              NA               NA                13.69%
MSDW UF International
Magnum (1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                -4.79%           25.99%          70.76%             NA               1145.49%
Dreyfus VIF Small Cap
(8/31/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                               -10.30%           26.55%          40.35%           200.41%             204.31%
OCC Accumulation Trust
Small Cap (8/1/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                32.37%           83.46%            NA               NA                114.02%
MFS VIT Emerging Growth
(7/24/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                45.91%          132.98%          218.37%            NA                299.47%
Alliance VPF Premier
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                28.30%          100.61%          168.33%            NA                183.68%
Dreyfus VIF Capital
Appreciation (4/5/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                21.58%           74.00%            NA               NA                91.29%
MFS VIT Research (7/26/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                41.28%          157.15%          313.02%          809.00%              #N/A
Transamerica VIF Growth
(2/26/69) (2)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                30.54%          106.99%          149.42%          270.69%             273.53%
Alger American Income &
Growth (11/15/88)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                19.20%           85.21%          143.58%            NA                191.49%
Alliance VPF Growth &
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                20.62%           89.40%            NA               NA                101.32%
MFS VIT Growth w/ Income
(10/9/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                32.41%           82.61%          123.41%            NA                138.49%
Janus Aspen Balanced
(9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                5.63%            54.17%          123.87%          409.55%             428.84%
OCC Accumulation Trust
Managed (8/1/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                3.34%              NA              NA               NA                15.68%
MSDW UF High Yield
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

                                6.39%              NA              NA               NA                15.33%
MSDW UF Fixed Income
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

 Inquiries.Transamerica VIF Money NArket (1/2/98)  NA              NA               NA                 3.49%

---------------------------------------------------------------------------------------------------------------------


5. Historical cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expense risk charge of 1.25% per annum, administrative expense charge of 0.15% per annum and the optional GMDB Rider fee of 0.20% per annum. These performance numbers assume an average annual account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee.


--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------

                                                                                                For the period from
                                                                                                  commencement of
       SUB-ACCOUNT                               For the      For the 5-year       For the           portfolio
 (date of commencement of    For the 1-year   3-year period    period ending   10-year period      operations to
       operation of          period ending        ending         12/31/98      ending 12/31/98        12/31/98
 corresponding portfolio)       12/31/98         12/31/98

--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.92%           93.86%          142.87%             NA               187.95%
Growth (9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF International            7.24%             NA               NA               NA               13.27%
Magnum (1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap           -4.99%           25.29%           69.23%             NA              1130.21%
(8/31/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          -10.50%          25.85%           39.04%          195.07%             198.66%
Small Cap (8/1/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth         32.17%           82.56%             NA               NA               112.84%
(7/24/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Premier            45.71%           131.92%         215.86%             NA               295.28%
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Capital             28.10%           99.65%          166.13%             NA               180.97%
Appreciation (4/5/93)

---------------------------------------------------------------------------------------------------------------------

MFS VIT Research (7/26/95)      21.38%           73.13%             NA               NA               90.20%

---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth         41.08%           156.03%         309.92%          794.52%              #N/A
(2/26/69) (2)

---------------------------------------------------------------------------------------------------------------------

Alger American Income &         30.34%           106.02%         147.35%          264.23%             266.94%
Growth (11/15/88)


---------------------------------------------------------------------------------------------------------------------

Alliance VPF Growth &           19.00%           84.30%          141.55%             NA               187.45%
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income        20.42%           88.48%             NA               NA               100.27%
(10/9/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced            32.21%           81.71%          121.52%             NA               136.35%
(9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust           5.43%           53.37%          121.97%          400.96%             419.52%
Managed (8/1/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF High Yield               3.14%             NA               NA               NA               15.25%
(1/8/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF Fixed Income             6.19%             NA               NA               NA               14.90%
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money            NA               NA               NA               NA                3.29%
Market (1/2/98)

---------------------------------------------------------------------------------------------------------------------


6. Historical cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expense risk charge of 1.25% per annum, administrative expenses charge of 0.15% per annum and the optional GMDB and GMIB Riders fee of 0.40% per annum.
These performance numbers assume an average annual account value of over $50,000 and, therefore, no deduction has been made to reflect the $30 account fee.


--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------

                                                                                                For the period from
                                                                                                  commencement of
       SUB-ACCOUNT                               For the      For the 5-year       For the           portfolio
 (date of commencement of    For the 1-year   3-year period    period ending   10-year period      operations to
       operation of          period ending        ending         12/31/98      ending 12/31/98        12/31/98
 corresponding portfolio)       12/31/98         12/31/98

--------------------------- ----------------- --------------- ---------------- ---------------- ---------------------
---------------------------------------------------------------------------------------------------------------------


Janus Aspen Worldwide           26.72%           92.93%          140.84%             NA               185.46%
Growth (9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF International            7.04%             NA               NA               NA               12.84%
Magnum (1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap           -5.19%           24.59%           67.71%             NA              1115.10%
(8/31/90)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust          -10.70%          25.15%           37.74%          189.81%             193.10%
Small Cap (8/1/88) (1)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth         31.97%           81.66%             NA               NA               111.66%
(7/24/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alliance VPF Premier            45.51%           130.87%         213.35%             NA               291.12%
Growth (6/26/92)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Capital             27.90%           98.70%          163.95%             NA               178.28%
Appreciation (4/5/93)

---------------------------------------------------------------------------------------------------------------------

MFS VIT Research (7/26/95)      21.18%           72.27%             NA               NA               89.12%
Transamerica VIF Growth         40.88%           154.91%         306.83%          780.24%               N/A
(2/26/69) (2)

---------------------------------------------------------------------------------------------------------------------

Alger American Income &         30.14%           105.05%         145.29%          257.88%             260.45%
Growth (11/15/88)


---------------------------------------------------------------------------------------------------------------------

Alliance VPF Growth &           18.80%           83.40%          139.53%             NA               183.46%
Income (1/14/91)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income        20.22%           87.56%             NA               NA               99.23%
(10/9/95)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Balanced            32.01%           80.82%          119.63%             NA               134.22%
(9/13/93)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust           5.23%           52.57%          120.09%          392.49%             410.34%
Managed (8/1/88) (3)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF High Yield               2.94%             NA               NA               NA               14.82%
(1/8/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MSDW UF Fixed Income             5.99%             NA               NA               NA               14.47%
(1/2/97)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money            NA               NA               NA               NA                3.09%
Market (1/2/98)

---------------------------------------------------------------------------------------------------------------------


DISTRIBUTION OF THE CONTRACT

         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any affiliated of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Insurance Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the Prospectus.

         The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.

         During fiscal year 1998, $36,643,441 in commissions were paid to TSSC as underwriter of the contracts; no amounts were retained by TSSC. Under the Sales Agreement, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment plus compensation based on a percentage of account value. Both percentages may be up to 1.00% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commission may be paid.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

         We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

         All records and accounts relating to the variable account will be maintained by us or by our Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

         This  Statement  of  Additional   Information  contains  the  financial
statements of the variable account as of and for the period ended December 31, 1998.

         The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

         Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows: = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1   AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

W04990044-RA








                          Audited Financial Statements

                            Separate Account VA-7 of
                           Transamerica Life Insurance
                               and Annuity Company

                          Period from November 2, 1998
                                (commencement of
                                 operations) to
                             December 31, 1998 with
                              Report of Independent
                                    Auditors

                            Separate Account VA-7 of
                           Transamerica Life Insurance
                               and Annuity Company

                          Audited Financial Statements

 Period from November 2, 1998 (commencement of operations) to December 31, 1998



                                                     Contents


Report of Independent Auditors.......................1

Audited Financial Statements

Statement of Assets and Liabilities..................2
Statement of Operations..............................3
Statement of Changes in Net Assets...................4
Notes to Financial Statements........................5

                                                         7
W04990044-RA






                                          Report of Independent Auditors


Unitholders of Separate Account VA-7
     of Transamerica Life Insurance and Annuity Company
Board of Directors, Transamerica Life Insurance and Annuity Company


We have audited the accompanying statement of assets and liabilities of Separate Account VA-7 of Transamerica Life Insurance and Annuity Company (comprised of the Alliance Premier Growth and Income, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Growth and Income, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced Sub-accounts) as of December 31, 1998, the related statements of operations and changes in net assets for the period from November 2, 1998 (commencement of operations) to December 31, 1998. The financial statements are the responsibility of the Separate Account VA-7's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-7 of Transamerica Life Insurance and Annuity Company at December 31, 1998, the results of their operations and the changes in their net assets for the period from November 2, 1998 (commencement of operations) to December 31, 1998 in conformity with generally accepted accounting principles.


Charlotte, North Carolina
April 21, 1999

    Separate Account VA-7 of Transamerica Life Insurance and Annuity Company

                       Statement of Assets and Liabilities

                                December 31, 1998

                                Alliance                                                     Alger         Janus
                                    Premier      Transamerica   Transamerica        MFS        American        Aspen        Janus
                                   Growth and        VIF          VIF Money     Growth and    Income and     Worldwide      Aspen
                                     Income         Growth         Market         Income        Growth        Growth      Balanced
                                  Sub-account    Sub-account     Sub-account    Sub-account   Sub-account   Sub-account  Sub-account
                                  ------------- --------------- -------------- -------------- ------------ ------------- -----------
Assets:
   Investments, at fair value         $7,945        $194,692         $64,591       $7,911         $8,320      $5,490        $8,345
   Receivable for units sold               -               -               -            -              -           -             -
   Due from Transamerica Life              7               -             131            5              5           3             4
                                  ------------- --------------- -------------- -------------- ------------ ------------- -----------
Total assets                           7,952         194,692          64,722        7,916          8,325       5,493         8,349

Liabilities:
   Payable for units redeemed              -               -               -            -              -           -             -
   Due to Transamerica Life               16               9              38           17             17           -             -
                                  ------------- --------------- -------------- -------------- ------------ ------------- -----------
Total liabilities                         16               9              38           17             17           -             -
                                  ------------- --------------- -------------- -------------- ------------ ------------- -----------

Net assets                            $7,936        $194,683         $64,684       $7,899         $8,308      $5,493        $8,349
                                  ============= =============== ============== ============== ============ ============= ===========


Accumulation units outstanding       617.735    14,417.336         64,111.340     652.600        641.633      410.412       634.385
                                  ============= =============== ============== ============== ============ ============= ===========

Net asset value and redemption
   price per unit                   $12.846933  $13.503397           $1.008932 $12.103898     $12.948222   $13.384115    $13.160774
                                  ============= =============== ============== ============== ============ ============= ===========

Investment sub-account information:
    Number of mutual fund shares 363.800      10,056.436      64,591.360         393.389      634.163       188.756       370.900

    Net asset value per share     $21.84          $19.36            $1.00          $20.11       $13.12        $29.09       $22.50

    Investment cost               $7,265        $197,091         $64,566          $7,223        $7,249       $4,874        $7,338


See accompanying notes.

    Separate Account VA-7 of Transamerica Life Insurance and Annuity Company

                             Statement of Operations

 Period from November 2, 1998 (commencement of operations) to December 31, 1998



                                   Alliance                                                   Alger
                                    Premier    Transamerica    Transamerica       MFS       American       Janus        Janus
                                  Growth and        VIF         VIF Money     Growth and   Income and      Aspen        Aspen
                                    Income        Growth          Market        Income       Growth      Worldwide    Balanced
                                  Sub-account   Sub-account    Sub-account    Sub-account  Sub-account    Growth     Sub-account
                                                                                                        Sub-account
                                  ------------ -------------- --------------- ------------ ------------ ------------ ------------

Investment income                   $     -        $16,198        $ 101           $  -       $     -      $    7       $    91

Expenses:
   Mortality and expense risk change   16            197           44             23            23          15            23
                                     ------- -------------- --------------- ------------ ------------ ------------ ------------
   Net investment income (loss)       (16)        16,001           57            (23)          (23)         (8)           68

   Net realized and unrealized gain (loss) on investments:
   Realized  (loss) on investment
     transactions                      (5)             -            -              -             -           -             -
   Unrealized appreciation
     (depreciation) of investments    680         (2,398)          25            688         1,071         616         1,007
                                             -------------- --------------- ------------ ------------ ------------ ------------
                                     -------

Net gain (loss) on investments         675         (2,398)          25            688         1,071         616         1,007
                                  ----------- -------------- --------------- ------------ ------------ ------------ ------------

Increase in net assets resulting from
operations                         $ 659        $13,603         $ 82           $665        $1,048        $608        $1,075
                                =========== ============== =============== ============ ============ ============ ============


See accompanying notes.






                              Separate Account VA-7 of Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

                           Period from November 2, 1998 (commencement of operations) to December 31, 1998



                                Alliance                                                   Alger
                                 Premier     Transamerica   Transamerica       MFS       American       Janus        Janus
                               Growth and        VIF          VIF Money    Growth and   Income and      Aspen        Aspen
                                 Income         Growth         Market        Income       Growth      Worldwide    Balanced
                               Sub-account   Sub-account     Sub-account   Sub-account  Sub-account    Growth     Sub-account
                                                                                                     Sub-account
                               ------------ --------------- -------------- ------------ ------------ ------------ ------------

Increase in net assets:
   Operations:
     Net investment income (loss)  $     (16)      $ 16,001      $     57       $   (23)    $     (23)   $      (8)   $      68
     Realized (loss) on investment
     transactions                         (5)             -             -             -             -           -             -
     Unrealized appreciation
     (depreciation) of  investments      680         (2,398)           25           688         1,071         616         1,007
                                   ------------ --------------- -------------- ------------ ------------ ------------ ------------
     Increase in net assets resulting
     from operations                659         13,603            82           665         1,048         608         1,075

Changes from accumulation unit
transactions                      7,277        181,080        64,602         7,234         7,260       4,885         7,274
                                ---------- --------------- -------------- ------------ ------------ ------------ ------------

Total increase  in net assets     7,936        194,683        64,684         7,899         8,308       5,493         8,349

Net assets at beginning of period       -              -             -             -             -           -             -
                                  ---------- --------------- -------------- ------------ ------------ ------------ ------------

Net assets at end of period        $7,936       $194,683       $64,684        $7,899        $8,308      $5,493        $8,349
                                  ========== =============== ============== ============ ============ ============ ============


See accompanying notes.

    Separate Account VA-7 of Transamerica Life Insurance and Annuity Company

                          Notes to Financial Statements

                                December 31, 1998

1. Organization

Separate Account VA-7 of Transamerica Life Insurance and Annuity Company ("Separate Account") was established by Transamerica Life Insurance and Annuity Company ("Transamerica Life") as a separate account under the laws of the State of North Carolina on October 2, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on November 2, 1998.

In accordance with the terms of the Contract, all payments allocated to the Separate Account by contract owners must be allocated to purchase units of any or all of the Separate Account's seventeen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth and Income, MFS Emerging Growth, Morgan Stanley International, Magnum Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, and Dreyfus Small Cap, (together "the Funds"). The funds are open-end, diversified investment companies registered under the Investment Company Act of 1940. During 1998, only seven sub-accounts shown in the accompanying financial statements had activity.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

    Separate Account VA-7 of Transamerica Life Insurance and Annuity Company

2. Significant Accounting Policies (continued)

    Investment Valuation--Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

    Investment Income--Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

    Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under The Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

3. Expenses and Charges

Mortality and expense risk charges are deducted from each sub-account of the Separate Account on a daily basis which is equal, on an annual basis, to 1.25% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the sub-account. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .35%.

The following charges are deducted from a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30. This charge may change but is guaranteed not to exceed $60. After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30. Additionally, there is a $10 fee for each transfer in excess of 18 in any contract year.

4.  Remuneration

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.


5. Accumulation Units

The changes in accumulation units and amount are as follows:



                                  Alliance                                                  Alger
                                  Premier                   Transamerica                   American    Janus Aspen      Janus
                                 Growth and   Transamerica    VIF Money     MFS Growth    Income and    Worldwide       Aspen
                                   Income      VIF Growth      Market       and Income      Growth        Growth      Balanced
                                Sub-account   Sub-account    Sub-account   Sub-account   Sub-account   Sub-account   Sub-account
                               ------------- -------------- ------------- ------------- ------------- ------------- -------------
Period from November 2, 1998
to December 31, 1998
------------------------------
Accumulation units:
   Units sold                     617.735     14,417.336    64,111.340         652.600       641.633       410.412       634.385
   Units redeemed                       -              -             -               -             -             -             -
   Units transferred                    -              -             -               -             -             -             -
                               ============= ============== ============= ============= ============= ============= =============
Net increase                      617.735     14,417.336    64,111.340         652.600       641.633       410.412       634.385
                               ============= ============== ============= ============= ============= ============= =============

Amounts:
   Sales                        $  7,277       $181,080       $64,602       $  7,234      $  7,260      $  4,885    $   7,274
   Redemptions                         -             -              -              -             -             -            -
   Transfers                           -             -              -              -             -             -            -
                               ============= ============== ============= ============= ============= ============= =============
Net increase                    $  7,277       $181,080       $64,602       $  7,234      $  7,260      $  4,885    $   7,274
                               ============= ============== ============= ============= ============= ============= =============


6. Investment Transactions

The aggregate  costs of the purchases and the proceeds from the sales of investments  for the period from November 2, 1998 to December 31, 1998 were:

                              Alliance                                                     Alger
                              Premier                     Transamerica   MFS Growth      American      Janus Aspen       Janus
                             Growth and    Transamerica    VIF Money     and Income     Income and      Worldwide        Aspen
                               Income       VIF Growth       Market      Sub-account      Growth         Growth        Balanced
                            Sub-account    Sub-account     Sub-account                  Sub-account    Sub-account    Sub-account
                            ------------- -------------- -------------- -------------- -------------- -------------- --------------
Amounts:
   Aggregate purchases        $  7,271      $ 197,081      $ 64,471       $   7,229      $ 7,262         $4,971         $ 7,265
                            ============= ============== ============== ============== ============== ============== ==============


Aggregate   proceeds  from
   sales                      $      -      $     198      $      6       $       6      $     6         $   15         $    23
                            ============= ============== ============== ============== ============== ============== ==============



Audited Consolidated Financial Statements



Transamerica Life Insurance and Annuity Company and Subsidiary


December 31, 1998

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

Audited Consolidated Financial Statements

December 31, 1998






Audited Consolidated Financial Statements

Report of Independent Auditors.................................  1
Consolidated Balance Sheet.....................................  2
Consolidated Statement of Income...............................  3
Consolidated Statement of Shareholder's Equity.................  4
Consolidated Statement of Cash Flows...........................  5
Notes to Consolidated Financial Statements.....................  6

25
04/21/99 3:19 PM







                                           REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Life Insurance and Annuity Company


We have audited the accompanying consolidated balance sheet of Transamerica Life Insurance and Annuity Company and Subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Life Insurance and Annuity Company and subsidiary at December 31, 1998 and 1997, and the consolidated results of their operations and cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.






January 22, 1999



TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

CONSOLIDATED BALANCE SHEET


                                                                                      December 31
                                                                             1998                      1997
                                                                    ---------------------    --------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          13,823,793    $          14,691,836
   Equity securities available for sale                                           105,846                  119,078
   Mortgage loans on real estate                                                  352,422                  365,454
   Policy loans                                                                    20,023                   19,433
   Other long-term investments                                                     14,626                    8,215
   Short-term investments                                                         439,381                   76,806
                                                                    ---------------------    ---------------------
                                                                               14,756,091               15,280,822
Cash                                                                               17,189                    8,544
Accrued investment income                                                         217,031                  242,606
Other receivables                                                                 106,428                   11,695
Reinsurance recoverable on paid and unpaid losses                                  70,513                   48,487
Deferred policy acquisitions costs                                                188,598                  244,485
Other assets                                                                       19,727                   28,233
Separate account assets                                                         4,587,035                2,668,885
                                                                    ---------------------    ---------------------

                                                                    $          19,962,612    $          18,533,757
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy and contract liabilities:
   Policyholder contract deposits                                   $          10,092,759    $          10,885,993
   Reserves for future policy benefits                                          3,301,615                3,230,216
   Policy claims and other                                                         35,574                   30,362
                                                                    ---------------------    ---------------------
                                                                               13,429,948               14,146,571
Income tax liabilities                                                            188,793                  257,252
Accounts payable and other liabilities                                            379,447                  125,322
Separate account liabilities                                                    4,587,035                2,668,885
                                                                    ---------------------    ---------------------
                                                                               18,585,223               17,198,030
Shareholder's equity:
   Common stock ($100 par value):
     Authorized--50,000 shares
     Issued and outstanding--15,300 shares                                          1,530                    1,530
   Additional paid-in capital                                                     209,257                  209,257
   Retained earnings                                                              897,182                  723,051
   Net unrealized investment gains                                                269,420                  401,889
                                                                    ---------------------    ---------------------
                                                                                1,377,389                1,335,727
                                                                    ---------------------    ---------------------

                                                                    $          19,962,612    $          18,533,757
                                                                    =====================    =====================



See notes to consolidated financial statements.



TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENT OF INCOME


                                                                                Year Ended December 31
                                                                       1998              1997             1996
                                                                 ---------------   ---------------  ----------
                                                                                    (In thousands)

Revenues:
   Premiums and other considerations                             $       140,826   $       146,516  $       219,381
   Net investment income                                               1,104,037         1,076,951        1,037,417
   Net realized investment gains                                         161,282            23,333            8,333
                                                                 ---------------   ---------------  ---------------
                                              TOTAL REVENUES           1,406,145         1,246,800        1,265,131


Benefits:
   Benefits paid or provided                                             959,817           938,170          937,084
   Increase (decrease) in policy reserves and
     liabilities                                                         (36,003)          (13,815)          51,508
                                                                 ----------------  ---------------- ---------------
                                                                         923,814           924,355          988,592

Expenses:
   Amortization of deferred policy
     acquisition costs                                                    31,353            32,930           16,949
   Salaries and salary related expenses                                   44,371            48,834           46,261
   Other expenses                                                         57,131            44,764           63,993
                                                                 ---------------   ---------------  ---------------
                                                                         132,855           126,528          127,203
                                                                 ---------------   ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES           1,056,669         1,050,883        1,115,795
                                                                 ---------------   ---------------  ---------------

                                  INCOME BEFORE INCOME TAXES             349,476           195,917          149,336

Provision for income taxes                                               125,345            64,964           50,568
                                                                 ---------------   ---------------  ---------------

                                                  NET INCOME     $       224,131   $       130,953  $        98,768
                                                                 ===============   ===============  ===============



See notes to consolidated financial statements.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY



                                                                                                                         Net
                                                                                                                      Unrealized
                                                                     Additional    Compre-hensive                     Investment
                                              Common Stock            Paid-in                         Retained          Gains
                                          Shares        Amount         Capital         Income         Earnings         (Losses)
                                                                (In thousands, except for share data)

Balance at January 1, 1996                  15,300   $     1,530   $    241,561                    $     533,330   $     351,090

Comprehensive income:
   Net income                                                                      $      98,768          98,768
   Other comprehensive income, net of
     tax:
       Unrealized losses from
         investments marked at fair
         value                                                                          (157,426)                       (157,426)
       Reclassification adjustment
         for gains included in net
         income                                                                           (5,416)                         (5,416)
                                                                                   --------------
   Comprehensive income                                                            $     (64,074)
                                                                                   ==============
   Capital contributions from parent
                                                                            230

Balance at December 31, 1996                15,300         1,530        241,791                          632,098         188,248

Comprehensive income:
   Net income                                                                       $    130,953         130,953
   Other comprehensive income, net of
     tax:
       Unrealized gains from
         investments marked at fair
         value                                                                           228,807                         228,807
       Reclassification adjustment
         for gains included in net
         income                                                                          (15,166)                        (15,166)
                                                                                    -------------
   Comprehensive income                                                             $    344,594)
                                                                                    =============
   Capital transactions with parent                                     (32,534)
   Dividends declared                                                                                    (40,000)

Balance at December 31, 1997                15,300        1,530         209,257                          723,051         401,889

Comprehensive income:
   Net income                                                                       $    224,131         224,131
   Other comprehensive income, net of
     tax:
       Unrealized losses from
         investments marked at fair
         value                                                                           (27,636)                        (27,636)
       Reclassification adjustment
         for gains included in net
         income                                                                         (104,833)                       (104,833)
                                                                                   --------------
   Comprehensive income                                                            $      91,662
                                                                                   =============

   Dividends declared                                                                                    (50,000)

Balance at December 31, 1998                15,300   $    1,530    $    209,257                    $     897,182   $     269,420
                                        ==========   ==========    ============                    =============   =============

See notes to consolidated financial statements.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                      Year Ended December 31
                                                                             1998               1997                1996
                                                                      ----------------     ---------------   -----------
                                                                                          (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $         224,131   $         130,953  $          98,768
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                               (22,026)            (26,383)            (2,939)
         Other receivables                                                       1,549              35,566            (27,760)
         Policy and contract liabilities                                       537,939             582,297            589,476
         Other assets, accrued investment income, accounts payable
           and other liabilities, and income taxes
                                                                               356,248             (95,530)            66,536
       Policy acquisition costs deferred                                       (65,107)            (64,316)           (57,498)
       Amortization of deferred policy acquisition costs                        80,820              31,998             16,969
       Realized gains on investment transactions                              (210,749)            (22,401)            (8,353)
       Other                                                                   (80,991)              1,893            (18,875)
                                                                     ------------------  -----------------  -----------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES               821,814             574,077            656,324

INVESTMENT ACTIVITIES
Purchases of securities                                                     (2,965,845)         (5,166,388)        (4,044,338)
Purchases of other investments                                                 (64,411)            (26,067)          (114,058)
Sales of securities                                                          3,463,976           4,350,361          2,669,548
Sales of other investments                                                      70,918              61,616            117,881
Maturities of securities                                                       374,140             279,040            247,411
Net change in short-term investments                                          (362,575)            (43,016)            12,187
Other                                                                               76              (2,097)            (5,614)
                                                                     -----------------   -----------------  -----------------

                                  NET CASH PROVIDED BY (USED IN)
                                            INVESTING ACTIVITIES               516,279            (546,551)        (1,116,983)

FINANCING ACTIVITIES
Additions to policyholder contract deposits                                  6,234,075           4,162,515          4,254,998
Withdrawals from policyholder contract deposits                             (7,513,523)         (4,145,865)        (3,812,392)
Dividends paid to parent                                                       (50,000)            (40,000)                 -
                                                                     -----------------   -----------------  -----------------

                                  NET CASH (USED IN) PROVIDED BY
                                            FINANCING ACTIVITIES            (1,329,448)            (23,350)           442,606
                                                                     ------------------  -----------------  -----------------

                                     INCREASE (DECREASE) IN CASH                 8,645               4,176            (18,053)

Cash at beginning of year                                                        8,544               4,368             22,421
                                                                     -----------------   -----------------  -----------------

                                             CASH AT END OF YEAR     $          17,189   $           8,544  $           4,368
                                                                     =================   =================  =================



See notes to consolidated financial statements.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1998


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Life Insurance and Annuity Company ("TALIAC") and its subsidiary (collectively, "the Company") engage in providing life insurance, pension and annuity products, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassifications: Certain prior year amounts have been reclassified to conform with current year presentation.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for 1998; 1997 and 1996 have been reclassified to reflect the 1998 presentation. Application of this statement did not change recognition or measurement of net income and, therefore, did not impact the Company's consolidated results of operations or financial position.

In 1998, the Financial Accounting Standards Board issued a new standard on accounting for derivative instruments and hedging activities. This standard is effective all quarters of fiscal years beginning after June 15, 1999 (effective for year 2000 for the company). Application of the statement is not expected to have a material impact on the Company's combined financial position or results of operations.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TALIAC and its subsidiary, Transamerica Assurance Company, both of which operate primarily in the life insurance industry. TALIAC is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC) which is an indirect wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are shown on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note L - Financial Instruments.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, and certain variable sales, underwriting and issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment-type products is adjusted as if the unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of variable annuity contracts and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, mutual funds, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Substantially all investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, funding agreements, and other deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 2.8% to 9.8% in 1998, 3.0% to 9.7% in 1997 and 3.2% to 9.5% in 1996.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include limited-payment life insurance policies, annuities with life contingencies and term life insurance policies. The reserves for future policy benefits for traditional life insurance products have been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.5% to 12.0%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: The Company is included in the consolidated federal income tax return of TOLIC which, with its domestic subsidiaries and affiliates, is included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires the Company to accrue and settle income tax obligations in amounts that would result if the Company filed separate tax returns with federal taxing authorities.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE A--SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE B--INVESTMENTS

The cost and fair value of fixed maturities and equity securities available for sale are as follows (in thousands):

                                                                             Gross              Gross
                                                                           Unrealized        Unrealized            Fair
                                                          Cost                     Gain           Loss              Value

December 31, 1998

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                     $         148,371   $         53,714   $              34  $         202,050
   Obligations of states and political
     subdivisions                                             95,539              8,020                   -            103,559
   Foreign governments                                        22,060              5,181                   -             27,241
   Corporate securities                                    9,166,572            583,792             161,806          9,588,558
   Public utilities                                        1,650,936            156,965               1,171          1,806,730
   Mortgage-backed securities                              1,801,143            175,600               2,868          1,973,876
   Redeemable preferred stocks                               119,888              9,410               7,519            121,779
                                                   -----------------   ----------------   -----------------  -----------------

                       Total fixed maturities      $      13,004,509   $        992,682   $         173,398  $      13,823,793
                                                   =================   ================   =================  =================

Equity securities                                  $          23,775   $         83,836   $          1,765   $         105,846
                                                   =================   ================   ================   =================

December 31, 1997

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                     $         134,940   $         38,105   $               -  $         173,045
   Obligations of states and political
     subdivisions                                             84,372              4,450                   3             88,819
   Foreign governments                                        30,050              4,642                   -             34,692
   Corporate securities                                    9,413,812            502,196              29,974          9,886,034
   Public utilities                                        1,658,497            128,976                 300          1,787,173
   Mortgage-backed securities                              2,455,496            206,585                 664          2,661,417
   Redeemable preferred stocks                                48,069             21,396               8,809             60,656
                                                   -----------------   ----------------   -----------------  -----------------

Total fixed maturities                             $      13,825,236   $        906,350   $          39,750  $      14,691,836
                                                   =================   ================   =================  =================

Equity securities                                  $          30,954   $         90,542   $          2,418   $         119,078
                                                   =================   ================   ================   =================


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE B--INVESTMENTS (Continued)

The cost and fair value of fixed maturities available for sale at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                                  Fair
                                                                                Cost              Value
     Maturity

     Due in 1999                                                          $        500,302  $        524,047
     Due in 2000-2003                                                            1,871,240         1,952,753
     Due in 2004-2008                                                            3,057,731         3,152,398
     Due after 2008                                                              5,654,205         6,098,940
                                                                          ----------------  ----------------
                                                                                11,083,478        11,728,138

     Mortgage-backed securities                                                  1,801,143         1,973,876
     Redeemable preferred stock                                                    119,888           121,779
                                                                          ----------------  ----------------

                                                                          $     13,004,509  $     13,823,793
                                                                          ================  ================

As of December 31, 1998, the Company held total investments in each of the following issuers, other than the United States Government or a United States Government agency or authority, which exceeded 10% of total shareholder's equity (in thousands) (See Note I.):


     Name of Issuer                    Carrying Value

     Hill Street Funding LP         $           698,255
     TA CBO I Inc.                              233,292
     Secured Bond Trust                         228,945
     Olive Street Funding II                    171,833


The carrying value of assets on deposit with public officials in compliance with regulatory requirements was $15.4 million at December 31, 1998 and $15.3 million at December 31, 1997.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE B--INVESTMENTS (Continued)

Net investment income (expense) by major investment category is summarized as follows (in thousands):

                                                                     1998              1997               1996
                                                               ---------------    ---------------   ----------

     Fixed maturities                                           $     1,059,868    $     1,047,214    $     1,003,698
     Equity securities                                                    6,066              2,115              1,915
     Mortgage loans on real estate                                       32,769             33,681             33,432
     Policy loans                                                         1,004                988                841
     Other long-term investments                                          6,910                 31                221
     Short-term investments                                               8,290              4,277              4,685
                                                                ---------------    ---------------    ---------------
                                                                      1,114,907          1,088,306          1,044,792
     Investment expenses                                                (10,870)           (11,355)            (7,375)
                                                                ----------------   ---------------    ---------------

                                                                $     1,104,037    $     1,076,951    $     1,037,417
                                                                ===============    ===============    ===============

Significant components of net realized investment gains are as follows (in thousands):

                                                                      1998              1997               1996
                                                               -----------------  ----------------  -----------

Net gains (losses) on disposition of investment in:
   Fixed maturities                                             $        (25,569)  $         (6,928)  $          6,247
   Equity securities                                                     209,888             39,075              7,023
   Other                                                                     475              1,524               (175)
                                                                ----------------   ----------------   ----------------
                                                                         184,794             33,671             13,095
Provision for impairment                                                  25,955            (11,270)            (4,742)
Accelerated amortization of DPAC                                         (49,467)               932                (20)
                                                                -----------------  ----------------   ----------------

                                                                $        161,282   $         23,333   $          8,333
                                                                ================   ================   ================


The  components  of net gains  (losses) on  disposition  of  investment in fixed maturities are as follows (in thousands):
                                                                       1998               1997             1996
                                                                -----------------  ----------------  ----------

     Gross gains                                                 $         25,233   $         43,422   $         22,962
     Gross losses                                                         (50,802)           (50,350)           (16,715)
                                                                 ----------------   -----------------  ----------------

                                                                 $        (25,569)  $         (6,928)  $          6,247
                                                                 ================   =================  ================

Proceeds from disposition of investments in fixed maturities available for sale were $3,400.5 million in 1998, $4,260.1 million in 1997 and $2,652.5 million in 1996.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE B--INVESTMENTS (Continued)

The costs of certain investments have been reduced by the following allowances for impairment in value (in thousands):


                                                                               December 31
                                                                         1998              1997
                                                                   ---------------   ----------

     Fixed maturities                                               $        35,185   $        31,869
     Mortgage loans on real estate                                           12,031            12,031
                                                                    ---------------   ---------------

                                                                    $        47,216   $        43,900
                                                                    ===============   ===============

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):
                                                                           December 31
                                                                  1998                     1997
                                                          --------------------    -------------

     Unrealized gains on investment in:
        Fixed maturities                                  $            819,284   $            866,600
        Equity securities                                               82,071                 88,124
                                                          --------------------   --------------------
                                                                       901,355                954,724

     Fair value adjustments to:
        DPAC                                                           (95,608)               (55,434)
        Reserves for future policy benefits                           (377,000)              (281,000)
        Reserves for Guaranteed Index Fund                             (14,255)                     -
                                                          ---------------------  --------------------
                                                                      (486,863)              (336,434)

     Related deferred taxes                                           (145,072)              (216,401)
                                                          ---------------------  ---------------------

                                                          $            269,420   $            401,889
                                                          ====================   ====================

NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                   1998                   1997                   1996
                                                          --------------------   --------------------   -------------

     Balance at beginning of year                         $            244,485   $            248,442   $            198,349

        Amounts deferred:
          Commissions                                                   47,925                 42,960                 39,736
          Other                                                         17,182                 21,356                 17,762
        Amortization attributed to:
          Net gain on disposition of investments                       (49,467)                   932                    (20)
          Operating income                                             (31,353)               (32,930)               (16,949)
        Fair value adjustment                                          (40,174)               (36,275)                 9,564
                                                          ---------------------  ---------------------  --------------------

     Balance at end of year                               $            188,598   $            244,485   $            248,442
                                                          ====================   ====================   ====================


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE D--POLICY AND CONTRACT LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                             December 31
                                                                                      1998                1997
                                                                              ------------------  ------------

    Liabilities for investment type products:
       Guaranteed investment contracts and funding
         agreements                                                            $        5,519,448  $        6,508,037
       Annuity investment contracts                                                     4,221,513           4,061,013
    Liabilities for non-traditional life insurance products                               351,798             316,943
                                                                               ------------------  ------------------

                                                                               $       10,092,759  $       10,885,993
                                                                               ==================  ==================

Obligations under guaranteed investment contracts and funding agreements are recorded as liabilities at the face value of the agreement, adjusted for draws paid and interest credited in the account.

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $377 million as of December 31, 1998, $281 million as of December 31, 1997 and $195 million as of December 31, 1996.


NOTE E--COMPREHENSIVE INCOME

The components of comprehensive income in the statement of shareholder's equity are shown net of the following tax provision (benefit) (in thousands):

                                                               1998                1997                1996
                                                        ------------------  ------------------  -----------

        Unrealized investment gains (losses)            $          (14,880) $          123,204  $          (84,768)
        Reclassification adjustment for (gains)
          losses included in net income                            (56,449)             (8,167)             (2,917)
                                                        ------------------- ------------------- -------------------

        Income tax affect on comprehensive
          income                                        $          (71,329) $          115,037  $          (87,685)
                                                        =================== ==================  ===================


NOTE F--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                             December 31
                                                                                      1998                1997
                                                                              ------------------  ------------

     Current tax liabilities                                                   $           40,969  $           19,613
     Deferred tax liabilities                                                             147,824             237,639
                                                                               ------------------  ------------------

                                                                               $          188,793  $          257,252
                                                                               ==================  ==================


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998



NOTE F--INCOME TAXES (Continued)

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                             December 31
                                                                                      1998                1997
                                                                              ------------------  ------------

     Deferred policy acquisition costs                                         $           85,943  $           93,754
     Unrealized investment gains                                                          145,072             216,401
                                                                               ------------------  ------------------
        Total deferred tax liabilities                                                    231,015             310,155
                                                                               ------------------  ------------------
     Life insurance policy liabilities                                                    (66,162)            (56,648)
     Provision for impairment of investments                                              (16,526)            (15,365)
     Other-net                                                                               (503)               (503)
                                                                               ------------------- ------------------
        Total deferred tax assets                                                         (83,191)            (72,516)
                                                                               ------------------- -------------------

                                                                               $          147,824  $          237,639
                                                                               ==================  ==================


The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):

                                                                1998                  1997                  1996
                                                        ------------------    ------------------    ------------

     Current tax expense                                $          143,832    $           56,857    $           34,627
     Deferred tax expense                                          (18,487)                8,107                15,941
                                                        -------------------   ------------------    ------------------

                                                        $          125,345    $           64,964    $           50,568
                                                        ==================    ==================    ==================

The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                           1998                  1997                  1996
                                                   ------------------    ------------------    ------------

    Income before income taxes                     $         349,476     $         195,917     $         149,336
    Tax rate                                                     35%                   35%                  35%
                                                   -----------------     -----------------     ----------------
    Federal income taxes at statutory rate                   122,317                68,571                52,268
    Income not subject to tax                                 (1,078)               (1,374)                 (855)
    Adjustment to deferred tax asset                               -                     -                     -
    Prior years return true up                                 4,313                     -                     -
    Other                                                       (207)               (2,233)                 (845)
                                                   ------------------    -----------------     -----------------

                                                   $         125,345     $          64,964     $          50,568
                                                   =================     =================     =================



TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE F--INCOME TAXES (Continued)

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1998 was $20.3 million. At December 31, 1998, $872 million was available for payment of dividends without such tax consequences. No income taxes has been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $122.5 million, $38.2 million and $39.9 million, were paid principally to the parent in 1998, 1997 and 1996, respectively.


NOTE G--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses; however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE G--REINSURANCE (Continued)

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                                 Ceded to                Assumed
                                            Direct                 Other                from the                 Net
                                            Amount               Companies               Parent                Amount

1998
   Life insurance in force,
     at end of year                  $        29,999,632   $        25,982,844   $                 -   $        4,016,788
                                     ===================   ===================   ===================   ==================

   Premiums and other
     considerations                  $           289,057   $           195,250   $            47,019   $          140,826
                                     ===================   ===================   ===================   ==================

   Benefits paid or
     provided                        $           588,903   $           122,449   $           493,363   $          959,817
                                     ===================   ===================   ===================   ==================

1997
   Life insurance in force,
     at end of year                  $        31,178,888   $        26,957,773   $                 -   $        4,221,115
                                     ===================   ===================   ===================   ==================

   Premiums and other
     considerations                  $           214,654   $           114,369   $            46,231   $          146,516
                                     ===================   ===================   ===================   ==================

   Benefits paid or
     provided                        $           526,892   $            43,665   $           454,943   $          938,170
                                     ===================   ===================   ===================   ==================

1996
   Life insurance in force,
     at end of year                  $        25,452,566   $         5,773,367   $                 -   $       19,679,199
                                     ===================   ===================   ===================   ==================

   Premiums and other
     considerations                  $           140,479   $            34,965   $           113,867   $          219,381
                                     ===================   ===================   ===================   ==================

   Benefits paid or
     provided                        $           663,344   $                68   $           273,808   $          937,084
                                     ===================   ===================   ===================   ==================


NOTE H--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly listed stocks and bonds.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE H--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS (Continued)

The Company's total pension costs (benefits) recognized for all plans were $(0.06) million in 1998, $0.4 million in 1997 and $(1.5) million in 1996, all of which related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1998, 1997 and 1996.


NOTE I--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its affiliates in the normal course of operations. These transactions include reinsurance (see Note G), administration of pension funds, loans and advances, a fixed maturity investment in a special purpose subsidiary of Transamerica, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services, including administration of pension funds. At December 31, 1998, pension funds administered for these related companies aggregated $1,969 million. The investment in the special purpose subsidiary was $233.3 million, and the investment in an affiliated money market fund, included in short-term investments, was $13.0 million.

During 1998, the Company entered into a reinsurance arrangement whereby a block of bank owned life insurance policies were reinsured with its parent, Transamerica Occidental Life Insurance Company. The total amount reinsured was $108.6 million.

During 1997, equity securities with a fair value of $50 million (cost of $2.6 million) were received from Transamerica Corporation in payment of a $50 million note. The excess of fair value over cost ($47.4 million) was reclassified from additional paid-in capital to unrealized gain. The Company also received a capital contribution of $14.9 million from its parent.


NOTE J--REGULATORY MATTERS

TALIAC and its subsidiary are subject to state insurance laws and regulations, principally those of the Company's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE J--REGULATORY MATTERS (Continued)

operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TALIAC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1998                  1997                  1996
                                              -------------------   -------------------   ------------

     Statutory net income                     $           208,941    $           128,897   $            75,836
     Statutory capital and surplus, at
        end of year                                       830,829                707,487               596,526


NOTE K--COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guarantee, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1998, commitments to maintain liquidity for benefit payments on notional amounts of $5.2 billion were outstanding ($3.3 billion in 1997).

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by the National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1998 and 1997, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE K--COMMITMENTS AND CONTINGENCIES (Continued)

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $8.6 million in 1998, $4.3 million in 1997 and $6.9 million in 1996. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1998 (in thousands):

Year ending December 31:
         1999                                   $              449
         2000                                                  238
         2001                                                  108
         2002                                                   37
         2003                                                    4
      Later years                                                -

                                                $              836
                                                ==================

The Company is a defendant in various legal actions arising from its operations. These include legal actions against its subsidiary similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the subsidiary and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification of affected policyholders. Administrative and policy benefit costs associated with the settlement are not material to the Company. Additional costs related to the settlement are not currently determinable and are not expected to be material and will be incurred over a period of years. In the opinion of management, any ultimate liability which might result from other litigation would not have a materially adverse effect on the consolidated financial position of the Company or the results of its operations.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE L--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):


                                                                                       December 31
                                                      --------------------------------------------
                                                                      1998                                   1997
                                                      -----------------------------------    --------------------
                                                            Carrying             Fair            Carrying            Fair
                                                              Value              Value             Value             Value
Financial Assets:
   Fixed maturities available for sale                 $     13,823,793   $     13,823,793  $     14,691,836  $     14,691,836
   Equity securities available for sale                         105,846            105,846           119,078           119,078
   Mortgage loans on real estate                                352,422            395,310           365,454           404,437
   Policy loans                                                  20,023             20,023            19,433            19,433
   Short-term investments                                       439,381            439,381            76,806            76,806
   Cash                                                          17,189             17,189             8,544             8,544
   Accrued investment income                                    217,031            217,031           242,606           242,606

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                     3,913,557          3,746,646         3,971,539         3,695,431
     Single premium immediate annuities                         307,956            325,366            89,474            92,469
     Guaranteed investment contracts                          2,808,424          2,838,570         2,811,890         2,843,680
     Funding agreements and other                             2,711,024          2,720,571         3,696,147         3,739,713

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements
     hedges of liabilities in a:
       Receivable position                                            -             16,420                 -             7,416
       Payable position                                               -             (2,933)                -            (3,643)


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE L--FINANCIAL INSTRUMENTS (Continued)

The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE L--FINANCIAL INSTRUMENTS (Continued)

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                Aggregate             Weighted
                                                                Notional               Average
December 31, 1998                                                Amount              Fixed Rate           Fair Value
   Interest rate swap agreements designated as
     hedges of securities available for sale,
     where TLC pays:
       Fixed rate interest                                $          320,535              5.56%      $          (83,692)
       Floating rate interest                                        451,729              4.09%                  23,002
       Floating rate interest based on one
         index and receives floating rate
         interest based on another index                                   -              -                           -
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC
     pays:
       Fixed rate interest                                            28,600              5.55%                     177
       Floating rate interest                                      1,738,800              5.41%                  13,310
       Floating rate interest based on one
         index and receives floating rate
         interest based on another index
   Interest rate floor agreements                                    160,500                                     16,675
   Swaptions                                                       1,770,000              5.35%                  38,728
   Other                                                               4,866              -                       2,552

December 31, 1997
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                $          237,868              7.20%      $             (586)
       Floating rate interest                                        275,905              6.46%                   2,751
       Floating rate interest based on one
         index and receives floating rate
         interest based on another index                             311,538              -                        (162)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC
     pays:
       Fixed rate interest                                                 -              -                           -
       Floating rate interest                                      1,429,834              6.25%                   5,334
       Floating rate interest based on one
         index and receives floating rate
         interest based on another index                             304,820              -                      (1,565)
   Interest rate floor agreements                                    160,500              7.00%                  13,434
   Swaptions                                                       1,826,030              4.90%                  27,495
   Other                                                               4,466              -                       1,449


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE L--FINANCIAL INSTRUMENTS (Continued)

Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                           Beginning                                                                 End
                                            of Year         Additions        Maturities        Terminations         of Year
1998:

   Interest rate swap agreements
     designated as hedges of
     securities available for sale      $       825,311  $      306,025   $       176,364   $                  $
                                                                                            182,708            772,264
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                    1,734,654       2,354,096           200,194          2,121,156         1,767,400
   Interest rate floor agreements               160,500               -                 -                  -           160,500
   Swaptions                                  1,826,030               -            56,030                  -         1,770,000
   Other                                          4,466             400                 -                  -             4,866
                                        ---------------  --------------   ---------------   ----------------   ---------------

                                        $     4,550,961  $    2,660,521   $       432,588   $      2,303,864   $     4,475,030
                                        ===============  ==============   ===============   ================   ===============
1997:

   Interest rate swap agreements
     designated as hedges of
     securities available for sale      $       798,058  $      144,011   $        91,858   $         24,900   $       825,311
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                    1,442,538       1,263,016           955,900             15,000         1,734,654
   Interest rate floor agreements               160,500               -                 -                  -           160,500
   Swaptions                                  1,827,570               -                 -              1,540         1,826,030
   Other                                              -           4,466                 -                  -             4,466
                                        ---------------  --------------   ---------------   ----------------   ---------------

                                        $     4,228,666  $    1,411,493   $     1,047,758   $         41,440   $     4,550,961
                                        ===============  ==============   ===============   ================   ===============
1996:

   Interest rate swap agreements
     designated as hedges of
     securities available for sale      $       350,173  $      516,497   $        53,554   $         15,058   $       798,058
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                    1,034,678        1,411,285          902,225            101,200         1,442,538
   Interest rate floor agreements               160,500                -                -                  -           160,500
   Interest rate cap agreements                 250,000                -          250,000                  -                 -
   Swaptions                                  1,117,140         820,000           109,570                  -         1,827,570
                                        ---------------  --------------   ---------------   ----------------   ---------------

                                        $     2,912,491  $    2,747,782   $     1,315,349   $        116,258   $     4,228,666
                                        ===============  ==============   ===============   ================   ===============


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

December 31, 1998


NOTE L--FINANCIAL INSTRUMENTS (Continued)

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, derivatives, fixed maturities, mortgage loans on real estate and reinsurance recoverables. The Company places its temporary cash investments and enters into derivative transactions with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1998, the Company had no significant concentration of credit risk.


NOTE M--SUBSEQUENT EVENT (UNAUDITED)

On February 18, 1999, Transamerica Corporation announced that it had signed an agreement with AEGON N.V. (AEGON) providing for AEGON's acquisition of Transamerica Corporation for cash and stock worth $9.7 billion. In addition, AEGON N.V. will assume on a consolidated basis approximately $1.1 billion of Transamerica Corporation's debt. Transamerica Corporation's corporate and insurance operations will merge with AEGON USA's operations immediately after closing, which is expected to occur during the summer of 1999.


NOTE N--YEAR 2000 (UNAUDITED)

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs or hardware that have date-sensitive software or embedded chips may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations, causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar business activities.

Based upon recent assessments, the Company has determined that it will be required to modify or replace significant portions of its software and certain hardware so that those systems will properly utilize dates beyond December 31, 1999. The Company presently believes that with modifications and replacements of existing software and certain hardware, disruptions to business activities caused by the Year 2000 Issue can be mitigated. However, if such modifications and replacements are not made, or are not completed on time, the Year 2000 Issue could have an impact on the operations of the Company.

The Company's plan to address the Year 2000 Issue involves the following four phases: (1) problem determination, (2) planning and resource acquisition, (3) remediation, and (4) testing and acceptance. The Company has completed phase one and phase two. A significant portion of the remediation phase was completed as of December 31, 1998, and remediation is expected to be substantially complete by March 1999. As of December 31, 1998, Year 2000 readiness testing was well underway and is expected to be substantially complete by June 1999.

The Company's Year 2000 project also addresses issues related to non-information technology, embedded software and equipment, the readiness of key business partners, and updating business continuity plans.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:


(1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity Company (the "Company") authorizing the creation of Separate Account VA-7 (the "Separate Account"). 1/

         (2) Not Applicable.

(3) Form of Underwriting Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation. 1/

         (4) Forms of Flexible Premium Deferred Variable Annuity Contracts.

A) Form of Flexible Premium Deferred Variable Annuity Contract for Transamerica Bounty Variable Annuity. Guaranteed Minimum Death Benefit Rider and Guaranteed Minimum Income Rider. 1/


             (5) Form of Application for Flexible Premium Variable Annuity. 1/

(6) (a) Articles of Incorporation of Transamerica Life Insurance and Annuity Company. 1/

(b) By-Laws of Transamerica Life Insurance and Annuity Company. 1/

              (7) Not Applicable.

              (8) Form of Participation Agreements.
                   (a) re The Alger American Fund 1
                   (b) re Alliance Variable Products Series Fund, Inc. 1
                   (c) re Dreyfus Variable Investment Fund 1
                   (d) re Janus Aspen Series 1
                   (e) re MFS Variable Insurance Trust 1
                   (f) re Morgan Stanley Universal Funds, Inc. 1
                   (g) re OCC Accumulation Trust 1
                   (h) re Transamerica Variable Insurance Fund, Inc. 1

          (9) Opinion and Consent of Counsel. 1/

          (10)      (a)  Consent of Counsel.

                     (b)  Consent of Independent Auditors. 1/  3/

          (11) No financial statements are omitted from Item 23.

         (12)      Not Applicable.

          (13)      Performance Data Calculations.

         (14)      Not Applicable.

            (15)      Powers of Attorney. 1/ 3/

----------------------------

1/       Filed herewith.
2/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 33-55152 (September 3, 1998).

3/       Filed herewith.


Items 25.  Directors and Officers of the Depositor.

     The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Life Insurance and Annuity Company

Frank Beardsley            Richard N. Latzer
Thomas J. Cusack           Karen MacDonald
James W. Dederer           Gary U. Rolle'
                  Paul E. Rutledge III
George A. Foegele          T. Desmond Sugrue
David E. Gooding  Edgar H. Grubb            Nooruddin Veerjee
Frank C. Herringer         Robert A. Watson


List of Officers for Transamerica Life Insurance and Annuity Company
Thomas J. Cusack                    Chairman
Frank Beardsley                     President - Asset Management
Paul E. Rutledge III                President - Reinsurance Division
Nooruddin S. Veerjee FSA            President
James W. Dederer CLU                General Counsel and Secretary
Nicki Bair FSA                       Senior Vice President
Roy Chong-Kit                       Senior Vice President and Chief Actuary
Karen MacDonald                      Senior Vice President and Corporate Actuary
Thomas O'Neill             Senior Vice President
Larry H. Roy                        Senior Vice President
Ron F. Wagley, CLU                  Senior Vice President
William R. Wellnitz FSA             Senior Vice President and Actuary
Virgina M. Wilson          Senior Vice President and Controller
Richard N. Latzer                   Chief Investment Officer
Gary U. Rolle' CFA                  Chief Investment Officer
Stephen J. Ahearn                    Investment Officer
John M. Casparian                      Investment Officer
Heather E. Creeden                    Investment Officer
Colin Funai                          Investment Officer
William L. Griffin                  Investment Officer
Heidi Y. Hu                         Investment Officer
Matthew W. Kuhns                      Investment Officer
Michael G. Luongo                       Investment Officer
Dennis J. McNamara                  Investment Officer
Matthew A. Palmer          Investment Officer
Thomas C. Pokorski                      Investment Officer
Susan A. Silbert                         Investment Officer
Philip W. Treick                     Investment Officer
Jeffrey S. Van Harte                    Investment Officer
Paul Wintermute                       Investment Officer
Lawrence M. Agin FSA                   Vice President & Associate Actuary
Michael Barnhart                    RegionalVice President
Nancy Blozis                        Vice President and Controller
Jim Bowman                          Vice President
Rose Ann Bremser                     Vice President
Sandy Brown                         Vice President
Wonjoon Cho                         Vice President
Matt Coben                          Vice President
Ken Cochrane                        Vice President
Catherine Collinson                 Vice President
Glen Cunningham            Vice President
Roberto Demarco                     Vice President
John Dohmen                         Vice President
Thomas P. Dolan                     Vice President
J. Peter Donlon                     Vice President
Harry Dunn                          Vice President & Chief Actuary
Steven Fenic                        Vice President
Jerry Gable                         Vice President
Diana Geraci                        Vice President
Paul Hankowitz MD                       Vice President & Chief Medical Director
Meheriar Hasan                       Vice President
Tom Hauptli                         Vice President
Joy Heckendorf                      Vice President
Paul Henry                          Vice President
Suzette Hoyt                        Vice President
Zahid Hussain                       Vice President and Associate Actuary
Ahmad Kamil                          Vice President & Associate Actuary
Michael Kappos                      Vice President
Patrick Kelleher                    Vice President and Reinsurance Financial Officer
Ken Kilbane                         Vice President
Carl Macero                         Vice President and Chief Reinsurance Underwriter
Susan Mack                          Vice President and Associate General Counsel
Maureen McCarthy                    Vice President
Philip McHale                       Vice President and Chief Underwriter
Vic Modugno                           Vice President & Associate Actuary
Paul L. Norris FSA                  Vice President & Actuary
Donald P. Radisich                  Vice President
William N. Scott FLMI                  Vice President
Christina Stiver                    Vice President
Karen Stout                           Vice President
James O. Strand                        Vice President
Alice Su                                    Vice President
Bill Tate                                   Vice President
Barry Tobin                         Vice President
Emily Urbano                        Vice President
Colleen Vandermark                  Vice President
Richard L. Weinstein FSA            Vice President & Associate Actuary
Timothy Weis                        Vice President
Ronald Wolfe                        Regional Vice President
Sally S. Yamada CPA, FLMI           Vice President & Treasurer
Sandra Bailey-Whichard              Second Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Barry Buner                         Second Vice President
Reid A. Evers                       Second Vice President & Assistant General Counsel
David Fairhall FSA                   Second Vice President & Associate Actuary
Toni Forge                          Second Vice President
Selma Fox                           Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance Medical Director
Andrew G. Kanelos          Second Vice President
Catherine A. Lenton                 Second Vice President
Liwen Lien                          Second Vice President
Danny Mahoney                       Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick          Second Vice President
Paul W. Reisz                       Second Vice President
Beverly Rockecharlie                Second Vice President
Stacy Schultz                       Second Vice President
Frank Snyder                        Second Vice President
Boning Tong                         Second Vice President and Associate Actuary
Joan Ward                           Second Vice President
Kamran Haghighi                     Tax Officer
Kim A. Tursky                       Assistant Secretary
Susan Vivino                        Assistant Secretary
James Wolfenden                     Statement Officer




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

     The following chart indicates the persons controlled by or under common control with Transamerica.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE

                     *Designates INACTIVE COMPANIES
                  A Division of Transamerica Corporation
       Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contract Owners
Bounty  None


Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

     To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.

Item 29.  Principal Underwriter

(a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2; VA-2L; VA-5; VL; VUL-1 and VUL-2; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1, VA-6 and VA-7; Transamerica Life Insurance Company of New York Separate Accounts VA-2LNY, VA-5NLNY and VA-6NY.

The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.

     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

     Barbara Kelley      Director & President
     Regina Fink         Director & Secretary
     Nooruddin Veerjee   Director
     Dan Trivers         Senior Vice President
     Nicki Bair          Vice President
     Chris Shaw          Second Vice President
     Ben Tang       Treasurer

(c)  The  following  table  lists  the  amounts  of  commissions   paid  to  the
co-underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting                   Compensation on      Brokerage
Underwriter              Discounts & Commission                   Redemption      Commissions       Compensation

TSSC                                                                                 $1,598,853.86

Item 30.  Location of Accounts and Records

     Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 101401 North Tryon Street, Charlotte, North Carolina 28202.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance and Annuity Company certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 28th day of April, 1999.

                            SEPARATE ACCOUNT VA-7 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)


                       ----------------------------------
                        David M. Goldstein Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below on April 28, 1999 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                          Titles                                      Date
______________________*       Director and President                            April 28, 1999
Nooruddin S. Veerjee

______________________*       Director                                          April 28, 1999
Frank Beardsley
______________________*          Director  and Chairman                         April 28, 1999
Thomas J. Cusack

______________________*       Director                                          April 28, 1999
James W. Dederer


______________________*    Director                                             April 28, 1999
George A. Foegele

______________________*       Director                                          April 28, 1999
David E. Gooding

______________________*       Director                                          April 28, 1999
Edgar H. Grubb

______________________*       Director                                          April 28, 1999
Frank C. Herringer

______________________*       Director                                          April 28, 1999
Richard N. Latzer

______________________*       Director                                          April 28, 1999
Karen MacDonald

______________________*       Director                                          April 28, 1999
Gary U. Rolle'

______________________*    Director                                             April 28, 1999
Paul E. Rutledge III

______________________*       Director                                          April 28, 1999
T. Desmond Sugrue


______________________*       Director                                          April 28, 1999
Robert A. Watson


_________________________     On April 28, 1999 as Attorney-in-Fact pursuant to
*By: David M. Goldstein             powers of attorney filed herewith.

Exhibit 10(b)

Consent of Independent Auditors

We consent to the reference to our firm under the caption "Accountants and Financial Statements" in Post-Effective Amendment No. 1 under the Securities Act of 1993 and Post-Effective Amendment No. 2 under the Investment Company Act of 1940 to the Registration Statement (Form N-4 No. 333-57697) and the related Prospectus and Statement of Additional Information of Separate Account VA-7 of Transamerica Life Insurance and Annuity Company and to the use of our report dated January 21, 1999 with respect to the consolidated financial statements of Transamerica Life Insurance and Annuity Company and our report dated April 21, 1999 with respect to the financial statement of Separate Account VA-7, both included in the Statement of Additional Information.

Exhibit 15

Power of Attorney

                                POWER OF ATTORNEY


         The undersigned director Transamerica Life Insurance and Annuity Company, a North Carolina corporation (the "Company"), hereby constitutes and appoints James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 24th day of February, 1999.

                         ------------------------------
                                 Frank Beardsley